UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2015

Date of reporting period:	1/31/2015

Item 1 – Reports to Stockholders –

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON CONSERVATIVE GROWTH FUND

SEMIANNUAL REPORT • JANUARY 31, 2015

Objective

Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 16, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Conservative Growth Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Conservative Growth Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Conservative Growth Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/15
	Six Months	One Year	Five Years	Ten Years
Class A	3.65%	12.20%	91.36%	109.25%
Class B	3.28	11.35	84.25	94.29
Class C	3.28	11.35	84.55	94.29
Russell 1000® Growth Index	6.34	14.59	114.53	130.16
S&P 500 Index	4.36	14.20	106.29	108.14
Lipper Large-Cap Growth Funds Avg.	5.45	11.60	101.18	113.72
Lipper Large-Cap Core Funds Avg.	3.00	11.71	92.49	96.56

Average Annual Total Returns (With Sales Charges) as of 12/31/14
		One Year	Five Years	Ten Years
Class A		4.12%	11.66%	6.79%
Class B		4.43	11.95	6.60
Class C		8.37	12.11	6.60
Russell 1000 Growth Index		13.05	15.81	8.49
S&P 500 Index		13.66	15.44	7.67
Lipper Large-Cap Growth Funds Avg.*		10.49	14.10	7.61
Lipper Large-Cap Core Funds Avg.*		11.32	13.90	7.04

*The Fund is compared to the Lipper Large-Cap Growth Funds Performance Universe, although Lipper classifies the Fund in the Lipper Large-Cap Core Funds Performance Universe. The Lipper Large-Cap Growth Funds Performance Universe is utilized because the Fund’s investment manager believes that the Funds included in their Universe provide a more appropriate basis for final performance comparisons.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5/6) 0% (Yr.7)	1% on sales made within 12 months of purchase
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how stock prices in the United States have performed.

Lipper Large-Cap Growth Funds Average

The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

Lipper Large-Cap Core Funds Average

The Lipper Large-Cap Core Funds Average (Lipper Average) are Funds that invest at least 75% of their equity assets in companies with market capitalizations above Lipper’s U.S. Diversified Equity (USDE) large-cap floor.

Prudential Jennison Conservative Growth Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 1/31/15
1. Apple, Inc., Technology Hardware, Storage & Peripherals	4.6%
2. Facebook, Inc. (Class A Stock)., Internet Software & Services	4.2
3. Walt Disney Co. (The)., Media	3.5
4. Celgene Corp., Biotechnology	2.8
5. Morgan Stanley., Capital Markets	2.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/15
1. Internet Software & Services	8.1%
2. Pharmaceuticals	6.8
3. Oil, Gas & Consumable Fuels	6.1
4. Health Care Providers & Services	5.2
5. Biotechnology	5.0

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2014, at the beginning of the period, and held through the six-month period ended January 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Conservative Growth Fund	5

Fees and Expenses (continued)

Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Conservative Growth Fund		Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,036.50	1.31%	$6.72
	Hypothetical	$1,000.00	$1,018.60	1.31%	$6.67

Class B	Actual	$1,000.00	$1,032.80	2.06%	$10.55
	Hypothetical	$1,000.00	$1,014.82	2.06%	$10.46

Class C	Actual	$1,000.00	$1,032.80	2.06%	$10.55
	Hypothetical	$1,000.00	$1,014.82	2.06%	$10.46

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2015, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended January 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.36%	1.31%
B	2.06	2.06
C	2.06	2.06

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Conservative Growth Fund	7

Portfolio of Investments

as of January 31, 2015 (Unaudited)

	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.6%

COMMON STOCKS

Aerospace & Defense 0.3%
Boeing Co. (The)	4,918	$714,930
Precision Castparts Corp.	31	6,203

		721,133

Air Freight & Logistics 0.6%
FedEx Corp.	8,443	1,427,796

Banks 3.3%
Citigroup, Inc.	39,583	1,858,422
JPMorgan Chase & Co.	48,676	2,647,001
Wells Fargo & Co.	61,641	3,200,400

		7,705,823

Beverages 1.1%
PepsiCo, Inc.	28,092	2,634,468

Biotechnology 5.0%
Alexion Pharmaceuticals, Inc.*	739	135,414
Amgen, Inc.	5,692	866,664
Biogen Idec, Inc.*	7,815	3,041,285
Celgene Corp.*	54,906	6,542,599
Gilead Sciences, Inc.*	11,878	1,245,171

		11,831,133

Capital Markets 4.9%
BlackRock, Inc.	6,612	2,251,452
Franklin Resources, Inc.	56,371	2,904,798
Morgan Stanley	192,569	6,510,758

		11,667,008

Chemicals 1.9%
Dow Chemical Co. (The)	78,263	3,534,357
Monsanto Co.	8,026	946,908

		4,481,265

Diversified Financial Services 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*	23,773	3,421,172

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	9

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Telecommunication Services 2.2%
CenturyLink, Inc.	47,520	$1,766,318
Verizon Communications, Inc.	76,305	3,487,902

		5,254,220

Electric Utilities 1.6%
ITC Holdings Corp.	88,290	3,755,857

Electronic Equipment, Instruments & Components 2.4%
Avnet, Inc.	76,178	3,170,528
Corning, Inc.	103,905	2,469,822

		5,640,350

Energy Equipment & Services 1.0%
National Oilwell Varco, Inc.	43,346	2,359,323

Food & Staples Retailing 3.4%
Costco Wholesale Corp.	6,628	947,738
CVS Health Corp.	37,063	3,638,104
Wal-Mart Stores, Inc.	41,565	3,532,193

		8,118,035

Food Products 3.2%
Archer-Daniels-Midland Co.	68,646	3,200,963
Kellogg Co.	54,547	3,577,192
Tyson Foods, Inc. (Class A Stock)	19,211	749,998

		7,528,153

Health Care Equipment & Supplies 1.9%
Abbott Laboratories	39,309	1,759,471
Becton, Dickinson & Co.	19,738	2,725,423

		4,484,894

Health Care Providers & Services 5.2%
Aetna, Inc.	40,184	3,689,695
AmerisourceBergen Corp.	39,591	3,763,124
Cardinal Health, Inc.	12,788	1,063,834
Cigna Corp.	34,686	3,705,505

		12,222,158

See Notes to Financial Statements.

10

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 0.1%
Marriott International, Inc. (Class A Stock)	3,159	$235,345
Starbucks Corp.	990	86,655

		322,000

Household Products 1.0%
Procter & Gamble Co. (The)	27,246	2,296,565

Independent Power & Renewable Electricity Producers 1.4%
Calpine Corp.*	161,300	3,367,944

Insurance 1.3%
Marsh & McLennan Cos., Inc.	56,915	3,060,320

Internet & Catalog Retail 1.8%
Amazon.com, Inc.*	8,036	2,849,003
Priceline Group, Inc. (The)*	1,339	1,351,694

		4,200,697

Internet Software & Services 8.1%
Alibaba Group Holding Ltd. (China), ADR*(a)	43,501	3,875,069
Equinix, Inc.	4,224	916,017
Facebook, Inc. (Class A Stock)*	130,662	9,918,552
Google, Inc. (Class A Stock)*	5,591	3,005,442
LinkedIn Corp. (Class A Stock)*	3,353	753,553
Tencent Holdings Ltd. (China), ADR	42,636	717,138

		19,185,771

IT Services 4.8%
Computer Sciences Corp.	56,615	3,435,398
MasterCard, Inc. (Class A Stock)	58,673	4,812,946
Visa, Inc. (Class A Stock)(a)	12,077	3,078,548

		11,326,892

Life Sciences Tools & Services 1.1%
Illumina, Inc.*	13,784	2,690,499

Machinery 3.2%
Caterpillar, Inc.	38,999	3,118,750
Deere & Co.	12,243	1,042,981
Dover Corp.	49,771	3,485,961

		7,647,692

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	11

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Media 4.1%
Comcast Corp. (Class A Stock)	29,044	$1,543,544
Twenty-First Century Fox, Inc. (Class A Stock)	50	1,658
Walt Disney Co. (The)	90,342	8,217,508

		9,762,710

Multi-Utilities 0.2%
Dominion Resources, Inc.	4,742	364,612

Multiline Retail 1.0%
Kohl’s Corp.	21,696	1,295,685
Macy’s, Inc.	16,547	1,057,022

		2,352,707

Oil, Gas & Consumable Fuels 6.1%
Chevron Corp.	24,608	2,523,059
Cimarex Energy Co.	15,366	1,585,771
Exxon Mobil Corp.	55,343	4,838,085
Phillips 66	40,469	2,845,780
Valero Energy Corp.	50,275	2,658,542

		14,451,237

Pharmaceuticals 6.8%
Actavis PLC*(a)	9,745	2,597,432
Bristol-Myers Squibb Co.	27,863	1,679,303
Johnson & Johnson	34,136	3,418,379
Merck & Co., Inc.	62,073	3,741,761
Novo Nordisk A/S (Denmark), ADR	66,325	2,955,442
Shire PLC (Ireland), ADR	7,980	1,749,695

		16,142,012

Real Estate Investment Trusts (REITs) 3.4%
Simon Property Group, Inc.	9,937	1,974,084
Ventas, Inc.	49,785	3,973,341
Vornado Realty Trust	19,943	2,202,505

		8,149,930

Road & Rail 1.1%
Union Pacific Corp.	22,133	2,594,209

See Notes to Financial Statements.

12

	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 2.0%
ARM Holdings PLC (United Kingdom), ADR	35,529	$1,664,178
Intel Corp.	91,044	3,008,094

		4,672,272

Software 1.7%
Adobe Systems, Inc.*(a)	2,284	160,177
Microsoft Corp.	76,848	3,104,659
salesforce.com, inc.*	14,615	825,017

		4,089,853

Specialty Retail 2.4%
Gap, Inc. (The)	84,768	3,491,594
Inditex SA (Spain), ADR	152,263	2,238,266
Tiffany & Co.	147	12,736

		5,742,596

Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc.	92,454	10,831,911
EMC Corp.	28,530	739,783

		11,571,694

Textiles, Apparel & Luxury Goods 2.7%
Luxottica Group SpA (Italy), ADR	42,134	2,497,282
NIKE, Inc. (Class B Stock)	22,118	2,040,386
Under Armour, Inc. (Class A Stock)*	27,291	1,967,134

		6,504,802

TOTAL LONG-TERM INVESTMENTS (cost $195,025,587)		233,749,802

SHORT-TERM INVESTMENT 5.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $12,919,020; includes $9,085,643 of cash collateral for securities on loan) (Note 3)(b)(c)	12,919,020	12,919,020

TOTAL INVESTMENTS 104.1% (cost $207,944,607; Note 5)		246,668,822
Liabilities in excess of other assets (4.1)%		(9,621,614)

NET ASSETS 100.0%		$237,047,208

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	13

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,861,315; cash collateral of $9,085,643 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$721,133	$—	$—
Air Freight & Logistics	1,427,796	—	—
Banks	7,705,823	—	—
Beverages	2,634,468	—	—
Biotechnology	11,831,133	—	—
Capital Markets	11,667,008	—	—
Chemicals	4,481,265	—	—
Diversified Financial Services	3,421,172	—	—
Diversified Telecommunication Services	5,254,220	—	—
Electric Utilities	3,755,857	—	—
Electronic Equipment, Instruments & Components	5,640,350	—	—
Energy Equipment & Services	2,359,323	—	—
Food & Staples Retailing	8,118,035	—	—
Food Products	7,528,153	—	—

See Notes to Financial Statements.

14

	Level 1	Level 2	Level 3
Common Stocks (continued)
Health Care Equipment & Supplies	$4,484,894	$—	$—
Health Care Providers & Services	12,222,158	—	—
Hotels, Restaurants & Leisure	322,000	—	—
Household Products	2,296,565	—	—
Independent Power & Renewable Electricity Producers	3,367,944	—	—
Insurance	3,060,320	—	—
Internet & Catalog Retail	4,200,697	—	—
Internet Software & Services	19,185,771	—	—
IT Services	11,326,892	—	—
Life Sciences Tools & Services	2,690,499	—	—
Machinery	7,647,692	—	—
Media	9,762,710	—	—
Multi-Utilities	364,612	—	—
Multiline Retail	2,352,707	—	—
Oil, Gas & Consumable Fuels	14,451,237	—	—
Pharmaceuticals	16,142,012	—	—
Real Estate Investment Trusts (REITs)	8,149,930	—	—
Road & Rail	2,594,209	—	—
Semiconductors & Semiconductor Equipment	4,672,272	—	—
Software	4,089,853	—	—
Specialty Retail	5,742,596	—	—
Technology Hardware, Storage & Peripherals	11,571,694	—	—
Textiles, Apparel & Luxury Goods	6,504,802	—	—
Affiliated Money Market Mutual Fund	12,919,020	—	—

Total	$246,668,822	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2015 was as follows:

Internet Software & Services	8.1%
Pharmaceuticals	6.8
Oil, Gas & Consumable Fuels	6.1
Affiliated Money Market Mutual Fund (including 3.8% of collateral for securities on loan)	5.5
Health Care Providers & Services	5.2
Biotechnology	5.0
Capital Markets	4.9
Technology Hardware, Storage & Peripherals	4.9
IT Services	4.8
Media	4.1
Real Estate Investment Trusts (REITs)	3.4
Food & Staples Retailing	3.4
Banks	3.3%
Machinery	3.2
Food Products	3.2
Textiles, Apparel & Luxury Goods	2.7
Specialty Retail	2.4
Electronic Equipment, Instruments & Components	2.4
Diversified Telecommunication Services	2.2
Semiconductors & Semiconductor Equipment	2.0
Health Care Equipment & Supplies	1.9
Chemicals	1.9
Internet & Catalog Retail	1.8
Software	1.7

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	15

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

Industry (cont’d.)
Electric Utilities	1.6%
Diversified Financial Services	1.4
Independent Power & Renewable Electricity Producers	1.4
Insurance	1.3
Life Sciences Tools & Services	1.1
Beverages	1.1
Road & Rail	1.1
Energy Equipment & Services	1.0
Multiline Retail	1.0%
Household Products	1.0
Air Freight & Logistics	0.6
Aerospace & Defense	0.3
Multi-Utilities	0.2
Hotels, Restaurants & Leisure	0.1

104.1
Liabilities in excess of other assets	(4.1)

100.0%

See Notes to Financial Statements.

16

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • JANUARY 31, 2015

Prudential Jennison Conservative Growth Fund

Statement of Assets & Liabilities

as of January 31, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $8,861,315:
Unaffiliated investments (cost $195,025,587)	$233,749,802
Affiliated investments (cost $12,919,020)	12,919,020
Cash	19,594
Dividends and interest receivable	202,822
Receivable for Fund shares sold	38,487
Tax reclaim receivable	13,739
Prepaid expenses	9,351

Total assets	246,952,815

Liabilities
Payable to broker for collateral for securities on loan	9,085,643
Accrued expenses	310,718
Payable for Fund shares reacquired	274,495
Management fee payable	142,972
Distribution fee payable	90,003
Deferred trustees’ fees	908
Affiliated transfer agent fee payable	868

Total liabilities	9,905,607

Net Assets	$237,047,208

Net assets were comprised of:
Shares of beneficial interest, at par	$22,057
Paid-in capital in excess of par	193,330,359

193,352,416
Undistributed net investment income	223,242
Accumulated net realized gain on investment transactions	4,747,335
Net unrealized appreciation on investments	38,724,215

Net assets, January 31, 2015	$237,047,208

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share ($177,061,269 ÷ 15,909,526 shares of beneficial interest issued and outstanding)	$11.13
Maximum sales charge (5.50% of offering price)	0.65

Maximum offering price to public	$11.78

Class B
Net asset value, offering price and redemption price per share ($4,794,870 ÷ 491,439 shares of beneficial interest issued and outstanding)	$9.76

Class C
Net asset value, offering price and redemption price per share ($55,191,069 ÷ 5,655,990 shares of beneficial interest issued and outstanding)	$9.76

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	19

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $10,476)	$2,211,545
Affiliated income from securities loaned, net	2,735
Affiliated dividend income	2,125

Total income	2,216,405

Expenses
Management fee	846,470
Distribution fee—Class A	269,678
Distribution fee—Class B	25,332
Distribution fee—Class C	284,986
Transfer agent’s fees and expenses (including affiliated expense of $42,600)	255,000
Shareholders’ reports	43,000
Custodian’s fees and expenses	34,000
Registration fees	20,000
Audit fee	11,000
Legal fees and expenses	11,000
Trustees’ fees	9,000
Insurance expenses	1,000
Commitment fee on syndicated credit agreement	1,000
Interest expense	80
Miscellaneous	54,466

Total expenses	1,866,012
Less: Distribution fee waiver—Class A	(44,946)

Net expenses	1,821,066

Net investment income	395,339

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	8,709,518
Net change in unrealized appreciation (depreciation) on investments	(777,791)

Net gain on investment transactions	7,931,727

Net Increase In Net Assets Resulting From Operations	$8,327,066

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2015	Year Ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$395,339	$372,097
Net realized gain on investment transactions	8,709,518	44,021,889
Net change in unrealized appreciation (depreciation) on investments	(777,791)	(7,342,311)

Net increase in net assets resulting from operations	8,327,066	37,051,675

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(525,523)	(354,917)

Distributions from net realized gains
Class A	(15,995,502)	(6,666,448)
Class B	(491,252)	(248,876)
Class C	(5,722,598)	(2,438,100)
Class X	—	(21,149)

	(22,209,352)	(9,374,573)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	6,421,284	10,564,986
Net asset value of shares issued in reinvestment of dividends and distributions	22,320,466	9,515,343
Cost of shares reacquired	(14,213,094)	(27,315,402)

Net increase (decrease) in net assets from Fund share transactions	14,528,656	(7,235,073)

Total increase	120,847	20,087,112

Net Assets:
Beginning of period	236,926,361	216,839,249

End of period(a)	$237,047,208	$236,926,361

(a) Includes undistributed net investment income of:	$223,242	$353,426

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	21

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”), which was established as a Delaware business trust on July 8, 1999. The Trust consists of two separate funds: Prudential Jennison Conservative Growth Fund and Prudential Small-Cap Value Fund. These financial statements relate to Prudential Jennison Conservative Growth Fund (the “Fund”). The financial statements of the other fund are not presented herein.

The Fund’s investment objective is long-term capital appreciation.

1. Accounting Policies

The Trust follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follow such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

22

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, credit ratings, yield spreads, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison Conservative Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the

24

market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions are disclosed by the REITs.

Prudential Jennison Conservative Growth Fund	25

Notes to Financial Statements

(Unaudited) continued

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income annually and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

26

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .70% of the Fund’s average daily net assets on the first $500 million, .65% of the average daily net assets on the next $500 million and .60% of the average daily net assets in excess of $1 billion. The effective management fee rate was .70% for the six months ended January 31, 2015.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B and Class C shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS, as applicable, for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

Prudential Jennison Conservative Growth Fund	27

Notes to Financial Statements

(Unaudited) continued

PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through November 30, 2015.

PIMS has advised the Fund that it received $45,569 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2015 that it received $21, $2,943 and $443 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended January 31, 2015, PIM has been compensated approximately $800 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

4. Portfolio Securities

Purchases and sales of securities, other than short-term investments and U.S. Government Securities, for the six months ended January 31, 2015, were $328,471,453 and $338,241,627, respectively.

28

5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2015 were as follows:

Tax Basis	$208,845,834

Appreciation	$43,359,737
Depreciation	$(5,536,749)

Net Unrealized Appreciation	$37,822,988

The book basis differs from tax basis primarily due to deferred losses on wash sales.

The Fund utilized approximately $15,260,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended July 31, 2014.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class B and Class C shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales of shares purchased during the first 12 months. Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class X shares will automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Prudential Jennison Conservative Growth Fund	29

Notes to Financial Statements

(Unaudited) continued

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2015:
Shares sold	448,453	$5,235,152
Shares issued in reinvestment of dividends and distributions	1,431,152	16,286,508
Shares reacquired	(893,369)	(10,568,927)

Net increase (decrease) in shares outstanding before conversion	986,236	10,952,733
Shares issued upon conversion from Class B and Class C	29,327	356,609

Net increase (decrease) in shares outstanding	1,015,563	$11,309,342

Year ended July 31, 2014:
Shares sold	688,947	$7,710,148
Shares issued in reinvestment of dividends and distributions	631,068	6,884,952
Shares reacquired	(1,891,022)	(21,160,174)

Net increase (decrease) in shares outstanding before conversion	(571,007)	(6,565,074)
Shares issued upon conversion from Class B, C and X	288,550	3,295,954

Net increase (decrease) in shares outstanding	(282,457)	$(3,269,120)

Class B
Six months ended January 31, 2015:
Shares sold	12,940	$134,120
Shares issued in reinvestment of dividends and distributions	47,745	476,976
Shares reacquired	(27,122)	(284,980)

Net increase (decrease) in shares outstanding before conversion	33,563	326,116
Shares reacquired upon conversion into Class A	(31,827)	(342,778)

Net increase (decrease) in shares outstanding	1,736	$(16,662)

Year ended July 31, 2014:
Shares sold	81,731	$804,605
Shares issued in reinvestment of dividends and distributions	25,328	246,697
Shares reacquired	(58,055)	(585,992)

Net increase (decrease) in shares outstanding before conversion	49,004	465,310
Shares reacquired upon conversion into Class A	(118,249)	(1,184,760)

Net increase (decrease) in shares outstanding	(69,245)	$(719,450)

30

Class C	Shares	Amount
Six months ended January 31, 2015:
Shares sold	99,972	$1,052,012
Shares issued in reinvestment of dividends and distributions	556,254	5,556,982
Shares reacquired	(322,572)	(3,359,187)

Net increase (decrease) in shares outstanding before conversion	333,654	3,249,807
Shares reacquired upon conversion into Class A	(1,263)	(13,831)

Net increase (decrease) in shares outstanding	332,391	$3,235,976

Year ended July 31, 2014:
Shares sold	207,404	$2,050,233
Shares issued in reinvestment of dividends and distributions	242,572	2,362,650
Shares reacquired	(556,710)	(5,529,647)

Net increase (decrease) in shares outstanding before conversion	(106,734)	(1,116,764)
Shares reacquired upon conversion into Class A	(111,825)	(1,188,871)

Net increase (decrease) in shares outstanding	(218,559)	$(2,305,635)

Class X
Period ended April 11, 2014*:
Shares issued in reinvestment of dividends and distributions	2,163	$21,044
Shares reacquired	(4,050)	(39,589)

Net increase (decrease) in shares outstanding before conversion	(1,887)	(18,545)
Shares reacquired upon conversion into Class A	(93,804)	(922,323)

Net increase (decrease) in shares outstanding	(95,691)	$(940,868)

*	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended January 31, 2015. The average daily balance for the 5 days that the Fund had loans outstanding during the

Prudential Jennison Conservative Growth Fund	31

Notes to Financial Statements

(Unaudited) continued

period was approximately $405,400, borrowed at a weighted average interest rate of 1.41%. The maximum amount of loan outstanding during the period was $423,000. At January 31, 2015, the Fund did not have an outstanding loan amount.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2015		2014	2013	2012		2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$11.81		$10.46	$8.38	$8.02		$6.71	$6.21
Income (loss) from investment operations:
Net investment income (loss)	.03		.04	.05	.04		.02	(.01)
Net realized and unrealized gain on investments	.43		1.78	2.07	.32		1.29	.48
Total from investment operations	.46		1.82	2.12	.36		1.31	.47
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.02)	(.04)	-	(d)	-	-
Distributions from net realized gains	(1.10)		(.45)	-	-		-	-
Total dividends and distributions	(1.14)		(.47)	-	-		-	-
Capital Contributions(e):	-		-	-	-		-	.03
Net asset value, end of period	$11.13		$11.81	$10.46	$8.38		$8.02	$6.71
Total Return(b):	3.65%		17.78%	25.45%	4.54%		19.52%	8.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$177,061		$175,928	$158,694	$114,610		$119,583	$108,221
Average net assets (000)	$178,319		$169,539	$143,264	$112,806		$117,113	$111,614
Ratios to average net assets(c):
Expenses after waiver and/or expense reimbursement	1.31%	(f)	1.26%	1.35%	1.45%		1.38%	1.40%
Expenses before waiver and/or expense reimbursement	1.36%	(f)	1.31%	1.40%	1.50%		1.43%	1.45%
Net investment income (loss)	.52%	(f)	.36%	.54%	.47%		.33%	(.21)%
Portfolio turnover rate	138%	(g)	234%	148%	208%		266%	135%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended July 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	33

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.49		$9.38	$7.53	$7.26	$6.12	$5.71
Income (loss) from investment operations:
Net investment loss	(.01)		(.04)	(.02)	(.02)	(.03)	(.06)
Net realized and unrealized gain on investments	.38		1.60	1.87	.29	1.17	.44
Total from investment operations	.37		1.56	1.85	.27	1.14	.38
Less Dividends and Distributions:
Distributions from net realized gains	(1.10)		(.45)	-	-	-	-
Capital Contributions(d):	-		-	-	-	-	.03
Net asset value, end of period	$9.76		$10.49	$9.38	$7.53	$7.26	$6.12
Total Return(b):	3.28%		16.96%	24.57%	3.72%	18.63%	7.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,795		$5,138	$5,244	$5,193	$6,853	$7,823
Average net assets (000)	$5,025		$5,457	$5,169	$5,815	$7,889	$8,532
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.06%	(e)	2.01%	2.11%	2.20%	2.13%	2.15%
Expenses before waivers and/or expense reimbursement	2.06%	(e)	2.01%	2.11%	2.20%	2.13%	2.15%
Net investment loss	(.22)%	(e)	(.38)%	(.19)%	(.28)%	(.42)%	(.96)%
Portfolio turnover rate	138%	(f)	234%	148%	208%	266%	135%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended July 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2014		2014	2013	2012	2011	2010
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.49		$9.38	$7.53	$7.26	$6.12	$5.71
Income (loss) from investment operations:
Net investment loss	(.01)		(.04)	(.02)	(.02)	(.03)	(.06)
Net realized and unrealized gain on investments	.38		1.60	1.87	.29	1.17	.44
Total from investment operations	.37		1.56	1.85	.27	1.14	.38
Less Dividends and Distributions:
Distributions from net realized gains	(1.10)		(.45)	-	-	-	-
Capital Contributions(d):	-		-	-	-	-	.03
Net asset value, end of period	$9.76		$10.49	$9.38	$7.53	$7.26	$6.12
Total Return(b):	3.28%		16.96%	24.57%	3.72%	18.63%	7.18%

Ratios/Supplemental Data:
Net assets, end of period (000)	$55,191		$55,860	$52,005	$46,232	$55,417	$54,628
Average net assets (000)	$56,532		$55,220	$48,375	$49,057	$56,582	$60,302
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.06%	(e)	2.01%	2.10%	2.20%	2.13%	2.15%
Expenses before waivers and/or expense reimbursement	2.06%	(e)	2.01%	2.10%	2.20%	2.13%	2.15%
Net investment loss	(.23)%	(e)	(.39)%	(.21)%	(.28)%	(.42)%	(.97)%
Portfolio turnover rate	138%	(f)	234%	148%	208%	266%	135%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended July 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Conservative Growth Fund	35

Financial Highlights

(Unaudited) continued

Class X Shares
	Period Ended April 11,		Year Ended July 31,
	2014(g)		2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.37		$7.53	$7.25	$6.12	$5.71	$6.59
Income (loss) from investment operations:
Net investment loss	(.02)		(.01)	(.02)	(.03)	(.06)	(.04)
Net realized and unrealized gain (loss) on investments	.87		1.85	.30	1.16	.44	(.84)
Total from investment operations	.85		1.84	.28	1.13	.38	(.88)
Less Distributions:
Distributions from net realized gains	(.45)		-	-	-	-	-
Capital Contributions(f):	-		-	-	-	.03	-
Net asset value, end of period	$9.77		$9.37	$7.53	$7.25	$6.12	$5.71
Total Return(b):	9.06%		24.44%	3.86%	18.46%	7.18%	(13.35)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28		$897	$2,027	$4,081	$6,395	$12,233
Average net assets (000)	$472		$1,466	$2,858	$5,333	$9,655	$14,957
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.06%	(d)	2.14%	2.20%	2.13%	2.15%	2.11%
Expenses before waivers and/or expense reimbursement	2.06%	(d)	2.14%	2.20%	2.13%	2.15%	2.11%
Net investment loss	(.29)%	(d)	(.14)%	(.28)%	(.41)%	(.99)%	(.84)%
Portfolio turnover rate	234%	(e)(h)	148%	208%	266%	135%	56%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended July 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(g) As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

(h) Calculated as of July 31, 2014.

See Notes to Financial Statements.

36

Results of Proxy Voting

(Unaudited)

At the special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Investment Portfolios 5, which is comprised of Prudential Jennison Conservative Growth Fund, Prudential Jennison Rising Dividend Fund, and Prudential Small Cap Value Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

To elect twelve Directors:

	SHARES VOTED	% OF VOTED	% OF TOTAL
(a) Ellen S. Alberding;
FOR	17,450,827.058	98.164%	54.357%
WITHHELD	326,550.817	1.836%	1.1017%

(b) Kevin J. Bannon;
FOR	17,460,576.024	98.218%	54.388%
WITHHELD	316,801.851	1.782%	0.986%

(c) Linda W. Bynoe;
FOR	17,473,547.602	98.291%	54.428%
WITHHELD	303,830.273	1.709%	0.946%

(d) Keith F. Hartstein;
FOR	17,467,224.546	98.256%	54.408%
WITHHELD	310,153.329	1.744%	0.966%

(e) Michael S. Hyland;
FOR	17,444,852.912	98.130%	54.339%
WITHHELD	332,524.963	1.870%	1.035%

(f) Stephen P. Munn;
FOR	17,387,502.029	97.807%	54.160%
WITHHELD	389,875.846	2.193%	1.214%

(g) James E. Quinn;
FOR	17,454,455.548	98.184%	54.369%
WITHHELD	322,922.327	1.816%	1.005%

(h) Richard A. Redeker;
FOR	17,380,982.144	97.771%	54.140%
WITHHELD	396,395.731	2.229%	1.234%

(i) Stephen G. Stoneburn;
FOR	17,409,298.118	97.930%	54.228%
WITHHELD	368,079.757	2.070%	1.146%

(j) Stuart S. Parker;
FOR	17,471,158.741	98.278%	54.421%
WITHHELD	306,219.134	1.722%	0.953%

(k) Scott E. Benjamin; and
FOR	17,470,614.077	98.275%	54.419%
WITHHELD	306,763.798	1.725%	0.955%

(l) Grace C. Torres.
FOR	17,468,154.137	98.261%	54.411%
WITHHELD	309,223.738	1.739%	0.963%

Prudential Jennison Conservative Growth Fund	37

Results of Proxy Voting

(Unaudited) continued

The special meeting of shareholders of the Prudential Jennison Conservative Growth Fund (the “Fund”) held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, January 9, 2015, and February 9, 2015 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on February 9, 2015, insufficient votes were obtained to approve the following proposals:

Proposal 1: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	2,902,115.290	28.601%	14.116%
AGAINST	234,315.043	2.310%	1.139%
ABSTAIN	179,894.406	1.772%	0.875%
BROKER NON-VOTE	6,830,693.766	67.317%	33.224%

TOTAL	10,147,018.505	100.000%	49.354%

Proposal 2: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	2,336,778.867	23.030%	11.366%
AGAINST	773,691.083	7.625%	3.763%
ABSTAIN	205,854.789	2.028%	1.001%
BROKER NON-VOTE	6,830,693.766	67.317%	33.224%

TOTAL	10,147,018.505	100.000%	49.354%

38

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates, LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Conservative Growth Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON CONSERVATIVE GROWTH FUND

SHARE CLASS	A	B	C
NASDAQ	TBDAX	TBDBX	TBDCX
CUSIP	74440V104	74440V203	74440V302

MF503E2    0274572-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL SMALL CAP VALUE FUND

SEMIANNUAL REPORT • JANUARY 31, 2015

Objective

Seeks above-average capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), a Prudential Financial company. Quantitative Management Associates LLC (QMA) is a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 16, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Small Cap Value Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Small Cap Value Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Small Cap Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/15
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	3.01%	9.08%	99.54%	93.74%	—
Class B	2.66	8.29	92.71	80.39	—
Class C	2.66	8.29	92.61	80.30	—
Class Q	N/A	N/A	N/A	N/A	4.86% (9/25/14)
Class R	2.95	8.84	N/A	N/A	47.04 (4/8/11)
Class Z	3.22	9.43	N/A	N/A	49.08 (4/8/11)
Russell 2000® Value Index	2.02	3.90	92.25	94.07	—
Russell 2000® Index	4.72	4.41	106.94	113.36	—
Lipper Small-Cap Value Funds Avg.	–0.09	2.85	92.78	103.31	—

Average Annual Total Returns (With Sales Charges) as of 12/31/14
		One Year	Five Years	Ten Years	Since Inception
Class A		2.82%	13.92%	6.54%	—
Class B		3.27	14.31	6.38	—
Class C		7.02	14.42	6.38	—
Class Q		N/A	N/A	N/A	N/A (9/25/14)
Class R		8.57	N/A	N/A	12.15% (4/8/11)
Class Z		9.09	N/A	N/A	12.55 (4/8/11)
Russell 2000 Value Index		4.22	14.26	6.89	—
Russell 2000 Index		4.89	15.55	7.77	—
Lipper Small-Cap Value Funds Avg.		3.49	14.45	7.45	—

Note: At a meeting held in December 2014, the Board of Directors of the Fund approved an Agreement and Plan of Reorganization (the ”Plan”) which provides for the transfer of all assets of each class of shares of Prudential Small-Cap Value Fund into the like shares of Target Small-Cap Value Portfolio, a series of the Target Portfolio Trust, and the assumption of the liabilities of the Fund. The reorganization is currently pending shareholder approval. The shareholders’ meeting is scheduled to take place in May 2015.

2	Visit our website at www.prudentialfunds.com

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Year 1) 4% (Year 2) 3% (Year 3) 2% (Year 4) 1% (Years 5/6) 0% (Year 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 2000 Value Index

The Russell 2000 Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth. Russell 2000 Value Index Closest Month-End to Inception cumulative total return as of 1/31/15 is 4.84% for Class Q, 40.61% for Class R and Class Z. Russell 2000 Value Index Closest Month-End to Inception average annual total return as of 12/31/14 is 10.76% for Class R and Class Z. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Russell 2000 Index

The Russell 2000 Index is an unmanaged index of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how stock prices of smaller companies have performed. Russell 2000 Index Closest

Prudential Small Cap Value Fund	3

Your Fund’s Performance (continued)

Month-End to Inception cumulative total return as of 1/31/15 is 6.20% for Class Q, 45.57% for Class R and Class Z. Russell 2000 Index Closest Month-End to Inception average annual total return as of 12/31/14 is 11.50% for Class R and Class Z. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Small-Cap Value Funds Average

The Lipper Small-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Lipper Average Closest Month-End to Inception cumulative total return as of 1/31/15 is 1.97% for Class Q, 40.09% for Class R and Class Z. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/14 is 10.69% for Class R and Class Z. Class Q shares have been in existence for less than one year and have no average annual total return performance available.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 1/31/15
IDACORP, Inc., Electric Utilities	1.3%
Deluxe Corp., Commercial Services & Supplies	1.1
LaSalle Hotel Properties, Real Estate Investment Trusts (REITs)	1.1
Geo Group, Inc. (The), Real Estate Investment Trusts (REITs)	1.0
DuPont Fabros Technology, Inc., Real Estate Investment Trusts (REITs)	1.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/15
Banks	18.6%
Real Estate Investment Trusts (REITs)	11.1
Insurance	7.8
Commercial Services & Supplies	4.5
Thrifts & Mortgage Finance	4.4

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2014, at the beginning of the period, and held through the six-month period ended January 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Small Cap Value Fund	5

Fees and Expenses (continued)

Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Small Cap Value Fund		Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Annualized Expense Ratio Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,030.10	1.24%	$6.35
	Hypothetical	$1,000.00	$1,018.95	1.24%	$6.31

Class B	Actual	$1,000.00	$1,026.60	1.94%	$9.91
	Hypothetical	$1,000.00	$1,015.43	1.94%	$9.86

Class C	Actual	$1,000.00	$1,026.60	1.94%	$9.91
	Hypothetical	$1,000.00	$1,015.43	1.94%	$9.86

Class Q	Actual**	$1,000.00	$1,048.60	0.88%	$3.19
	Hypothetical	$1,000.00	$1,020.77	0.88%	$4.48

Class R	Actual	$1,000.00	$1,029.50	1.44%	$7.37
	Hypothetical	$1,000.00	$1,017.95	1.44%	$7.32

Class Z	Actual	$1,000.00	$1,032.20	0.94%	$4.81
	Hypothetical	$1,000.00	$1,020.47	0.94%	$4.79

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2015, and divided by 365 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 129 day period ended January 31, 2015 due to the Class’s inception date of September 25, 2014.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended January 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.35%	1.24%
B	2.05	1.94
C	2.05	1.94
Q	0.88	0.88
R	1.80	1.44
Z	1.05	0.94

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Small Cap Value Fund	7

Portfolio of Investments

as of January 31, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.8%

COMMON STOCKS 99.3%

Aerospace & Defense 0.6%
Ducommun, Inc.*	49,500	$1,285,515

Air Freight & Logistics 1.2%
Air Transport Services Group, Inc.*	94,000	783,020
Atlas Air Worldwide Holdings, Inc.*	37,100	1,676,920

		2,459,940

Airlines 2.4%
Alaska Air Group, Inc.	26,000	1,764,620
Hawaiian Holdings, Inc.*(a)	23,800	462,672
JetBlue Airways Corp.*(a)	82,400	1,383,496
Republic Airways Holdings, Inc.*	99,400	1,367,744

		4,978,532

Auto Components 3.0%
American Axle & Manufacturing Holdings, Inc.*(a)	66,300	1,614,405
Dana Holding Corp.(a)	89,700	1,872,039
Shiloh Industries, Inc.*	8,700	106,401
Tenneco, Inc.*	27,400	1,408,908
Tower International, Inc.*	45,700	1,081,719

		6,083,472

Banks 18.6%
1st Source Corp.	24,900	740,277
Arrow Financial Corp.	17,076	436,633
BancFirst Corp.	15,500	893,730
Banco Latinoamericano de Comercio Exterior SA (Panama)	34,700	967,089
Bank of Marin Bancorp	13,300	651,833
Banner Corp.	20,600	831,828
BBCN Bancorp, Inc.	67,700	876,715
Boston Private Financial Holdings, Inc.	37,400	411,400
Bryn Mawr Bank Corp.	4,200	122,430
Cathay General BanCorp	19,200	458,688
Century Bancorp, Inc. (Class A Stock)	1,200	46,536
Chemical Financial Corp.	34,600	981,256
Citizens & Northern Corp.	17,700	342,141
CNB Financial Corp.	5,100	86,700
Community Bank System, Inc.	9,800	329,574

See Notes to Financial Statements.

Prudential Small Cap Value Fund	9

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
Community Trust Bancorp, Inc.	23,760	$750,341
Customers Bancorp, Inc.*	21,750	427,388
Enterprise Bancorp, Inc.	3,100	63,395
Enterprise Financial Services Corp.	37,900	724,269
Fidelity Southern Corp.	31,900	487,751
Financial Institutions, Inc.	31,000	682,930
First BanCorp	35,300	585,980
First Bancorp, Inc.	1,300	21,554
First Community Bancshares, Inc.	30,300	475,407
First Financial Bancorp	63,000	1,040,760
First Financial Corp.	22,700	735,707
First Interstate BancSystem, Inc. (Class A Stock)	35,800	855,620
First Merchants Corp.	48,300	1,054,872
First NBC Bank Holding Co.*	26,500	820,440
First of Long Island Corp. (The)	900	20,979
German American Bancorp, Inc.	5,800	162,400
Great Southern Bancorp, Inc.	28,800	1,040,256
Hanmi Financial Corp.	37,700	748,722
Heartland Financial USA, Inc.	29,200	806,504
Horizon Bancorp	29,100	651,258
International Bancshares Corp.	45,440	1,022,854
Lakeland Bancorp, Inc.	19,320	208,463
Lakeland Financial Corp.	19,700	743,478
MainSource Financial Group, Inc.	39,600	760,320
Merchants Bancshares, Inc.	5,200	139,204
MidSouth Bancorp, Inc.	8,200	114,308
MidWestOne Financial Group, Inc.	2,905	81,398
National Penn Bancshares, Inc.	109,100	1,058,270
NBT Bancorp, Inc.	45,900	1,056,159
Northrim BanCorp, Inc.	17,900	371,067
Old National Bancorp.	71,500	958,815
Pacific Continental Corp.	4,400	55,616
Peapack Gladstone Financial Corp.	6,300	112,329
Peoples Bancorp, Inc.	6,000	137,100
Preferred Bank	29,300	765,023
PrivateBancorp, Inc.	39,400	1,195,396
S&T Bancorp, Inc.	25,000	687,250
Sandy Spring Bancorp, Inc.	37,700	932,321
Sierra Bancorp	13,700	217,008
Stock Yards Bancorp, Inc.	31,500	970,200

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
Tompkins Financial Corp.	20,800	$1,066,416
Univest Corp. of Pennsylvania	35,100	650,052
Washington Trust Bancorp, Inc.	20,200	739,724
WesBanco, Inc.	33,800	1,020,084
West Bancorporation, Inc.	23,600	386,096
Western Alliance Bancorp*	23,300	599,043
Wilshire Bancorp, Inc.	79,700	725,270
Wintrust Financial Corp.	18,800	817,236

		37,923,863

Capital Markets 2.8%
Arlington Asset Investment Corp. (Class A Stock)	28,100	745,493
Calamos Asset Management, Inc. (Class A Stock)	52,900	663,895
Investment Technology Group, Inc.*	46,100	956,575
Oppenheimer Holdings, Inc. (Class A Stock)	30,300	598,425
Piper Jaffray Cos.*	23,500	1,199,675
Pzena Investment Management, Inc. (Class A Stock)	21,300	173,169
Stifel Financial Corp.*	30,500	1,438,075

		5,775,307

Chemicals 1.3%
Chase Corp.	5,200	186,160
Innospec, Inc.	25,400	1,002,538
Stepan Co.	40,500	1,555,200

		2,743,898

Commercial Services & Supplies 4.5%
ACCO Brands Corp.*	95,900	759,528
Civeo Corp.	100,500	294,465
Deluxe Corp.	34,600	2,246,578
Kimball International, Inc. (Class B Stock)	30,400	263,568
Multi-Color Corp.	9,300	541,446
Performant Financial Corp.*	147,500	731,600
Quad/Graphics, Inc.	57,900	1,160,316
UniFirst Corp.	4,500	522,585
Viad Corp.	27,700	747,346
West Corp.	59,100	1,932,570

		9,200,002

See Notes to Financial Statements.

Prudential Small Cap Value Fund	11

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Construction & Engineering 1.3%
Aegion Corp.*	19,500	$298,740
Argan, Inc.	39,400	1,198,154
MYR Group, Inc.*	49,000	1,226,470

		2,723,364

Consumer Finance 1.6%
Cash America International, Inc.	3,600	74,880
Credit Acceptance Corp.*	9,800	1,544,872
Enova International, Inc.*	3,294	63,410
Nelnet, Inc. (Class A Stock)	36,500	1,596,510

		3,279,672

Diversified Consumer Services 0.6%
American Public Education, Inc.*	9,300	312,201
Strayer Education, Inc.*(a)	14,500	971,500

		1,283,701

Diversified Financial Services 0.3%
Marlin Business Services Corp.	37,400	600,270

Diversified Telecommunication Services 1.5%
Inteliquent, Inc.	47,500	798,950
Intelsat SA*(a)	90,000	1,417,500
Iridium Communications, Inc.*	22,000	187,220
Premiere Global Services, Inc.*	61,900	547,196

		2,950,866

Electric Utilities 2.9%
Empire District Electric Co. (The)	36,600	1,115,202
IDACORP, Inc.	38,500	2,614,535
MGE Energy, Inc.	35,500	1,629,450
Otter Tail Corp.	20,500	633,860

		5,993,047

Electronic Equipment, Instruments & Components 3.3%
Benchmark Electronics, Inc.*	81,200	1,967,476
Electro Rent Corp.	8,100	104,409
Fabrinet (Thailand)*	60,800	992,864
Insight Enterprises, Inc.*	17,200	407,124
Kimball Electronics, Inc.*	22,800	232,104

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
PC Connection, Inc.	24,700	$586,625
Plexus Corp.*	17,400	659,286
Sanmina Corp.*	86,200	1,825,716

		6,775,604

Energy Equipment & Services 2.0%
Bristow Group, Inc.	12,000	668,520
Era Group, Inc.*	14,500	326,540
Forum Energy Technologies, Inc.*	48,700	752,415
GulfMark Offshore, Inc. (Class A Stock)	22,300	439,979
Helix Energy Solutions Group, Inc.*	67,900	1,274,483
PHI, Inc.*	18,100	619,201

		4,081,138

Food & Staples Retailing 1.0%
Ingles Markets, Inc. (Class A Stock)	11,700	499,005
SpartanNash Co.	14,300	368,368
SUPERVALU, Inc.*	103,500	1,008,090
Weis Markets, Inc.	2,700	123,741

		1,999,204

Food Products 1.7%
Cal-Maine Foods, Inc.(a)	5,200	182,260
Fresh Del Monte Produce, Inc.	52,100	1,752,123
Omega Protein Corp.*	16,400	172,856
Pilgrim’s Pride Corp.	45,100	1,224,465
Sanderson Farms, Inc.	1,600	127,936

		3,459,640

Gas Utilities 1.2%
Chesapeake Utilities Corp.	17,700	863,052
New Jersey Resources Corp.	26,000	1,660,880

		2,523,932

Health Care Providers & Services 3.3%
HealthSouth Corp.	38,300	1,689,030
LHC Group, Inc.*	16,000	475,520
National Healthcare Corp.	26,800	1,687,596
Select Medical Holdings Corp.	113,000	1,527,760

See Notes to Financial Statements.

Prudential Small Cap Value Fund	13

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Skilled Healthcare Group, Inc. (Class A Stock)*	58,200	$483,060
Triple-S Management Corp. (Class B Stock)*	35,000	842,800

		6,705,766

Hotels, Restaurants & Leisure 2.0%
Bloomin’ Brands, Inc.*	7,300	180,419
Interval Leisure Group, Inc.	8,900	205,412
Marcus Corp. (The)	66,100	1,246,646
Monarch Casino & Resort, Inc.*	9,400	162,620
Ruth’s Hospitality Group, Inc.	96,700	1,404,084
Speedway Motorsports, Inc.	36,800	820,272

		4,019,453

Household Durables 0.5%
CSS Industries, Inc.	8,000	217,600
Libbey, Inc.	20,100	657,471
NACCO Industries, Inc. (Class A Stock)	2,200	121,110

		996,181

Insurance 7.8%
American Equity Investment Life Holding Co.	27,100	691,321
AMERISAFE, Inc.	20,400	830,280
Argo Group International Holdings Ltd.	23,100	1,235,619
Crawford & Co. (Class B Stock)	20,800	194,480
EMC Insurance Group, Inc.	16,700	538,742
Employers Holdings, Inc.	3,700	76,960
Enstar Group Ltd.*	6,500	877,305
FBL Financial Group, Inc. (Class A Stock)	34,100	1,779,679
First American Financial Corp.	33,500	1,139,670
Global Indemnity PLC*	20,700	543,168
HCC Insurance Holdings, Inc.	7,400	394,716
Independence Holding Co.	4,400	55,924
Maiden Holdings Ltd.	17,900	223,750
National Western Life Insurance Co. (Class A Stock)	4,100	977,399
Navigators Group, Inc. (The)*	25,300	1,877,766
ProAssurance Corp.	2,800	124,236
Safety Insurance Group, Inc.	2,600	161,070
Selective Insurance Group, Inc.	40,300	1,040,546
State Auto Financial Corp.	24,800	545,600
Symetra Financial Corp.	78,900	1,602,459

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Insurance (cont’d.)
United Insurance Holdings Corp.	33,900	$828,177
Universal Insurance Holdings, Inc.	7,300	169,579

		15,908,446

IT Services 2.2%
CACI International, Inc. (Class A Stock)*	22,300	1,886,357
ExlService Holdings, Inc.*	36,000	1,057,680
Sykes Enterprises, Inc.*	45,300	1,020,156
TeleTech Holdings, Inc.*	22,800	502,968

		4,467,161

Machinery 3.2%
American Railcar Industries, Inc.(a)	21,600	1,084,320
Blount International, Inc.*	9,300	144,150
Douglas Dynamics, Inc.	29,700	599,643
Federal Signal Corp.	121,700	1,858,359
Meritor, Inc.*	114,000	1,459,200
Wabash National Corp.*(a)	115,500	1,440,285

		6,585,957

Media 0.9%
Entercom Communications Corp. (Class A Stock)*(a)	28,200	326,274
Journal Communications, Inc. (Class A Stock)*	109,800	1,103,490
Saga Communications, Inc. (Class A Stock)	9,110	370,504

		1,800,268

Metals & Mining 0.4%
Handy & Harman Ltd.*	18,100	816,853

Oil, Gas & Consumable Fuels 2.9%
Adams Resources & Energy, Inc.	17,800	1,033,112
Bonanza Creek Energy, Inc.*	18,300	477,264
Clayton Williams Energy, Inc.*(a)	7,100	396,890
Delek US Holdings, Inc.	29,100	897,735
Green Plains, Inc.	19,500	456,495
Matador Resources Co.*(a)	31,900	687,764
Rosetta Resources, Inc.*	20,600	351,642
VAALCO Energy, Inc.*	128,900	714,106
Western Refining, Inc.	24,500	909,685

		5,924,693

See Notes to Financial Statements.

Prudential Small Cap Value Fund	15

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Paper & Forest Products 1.4%
KapStone Paper & Packaging Corp.	48,900	$1,460,643
Neenah Paper, Inc.	15,700	900,866
Schweitzer-Mauduit International, Inc.	12,600	489,636

		2,851,145

Personal Products 0.2%
Nature’s Sunshine Products, Inc.	24,700	341,601

Professional Services 0.8%
CDI Corp.	5,100	86,649
Navigant Consulting, Inc.*	16,800	242,424
VSE Corp.	17,000	1,230,290

		1,559,363

Real Estate Investment Trusts (REITs) 11.1%
Anworth Mortgage Asset Corp.	176,000	913,440
Apollo Commercial Real Estate Finance, Inc.	40,000	661,200
Armada Hoffler Properties, Inc.	113,100	1,206,777
Capstead Mortgage Corp.(a)	48,100	578,162
Cedar Realty Trust, Inc.	185,100	1,473,396
Chambers Street Properties	58,700	496,015
DuPont Fabros Technology, Inc.(a)	54,400	2,026,944
Dynex Capital, Inc.	98,100	821,097
Geo Group, Inc. (The)	47,800	2,080,256
Inland Real Estate Corp.	123,100	1,400,878
Invesco Mortgage Capital, Inc.	75,800	1,162,772
LaSalle Hotel Properties	54,600	2,209,116
MFA Financial, Inc.	85,200	667,968
One Liberty Properties, Inc.	28,900	708,339
PennyMac Mortgage Investment Trust	48,600	1,093,986
PS Business Parks, Inc.	15,100	1,270,061
Ryman Hospitality Properties, Inc.(a)	23,500	1,290,150
Sabra Health Care REIT, Inc.	16,800	549,360
Saul Centers, Inc.	15,400	879,186
Select Income REIT	50,900	1,265,883

		22,754,986

Road & Rail 0.7%
AMERCO	5,200	1,487,772

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 2.1%
Amkor Technology, Inc.*	167,300	$1,062,355
Cirrus Logic, Inc.*(a)	46,600	1,234,900
Diodes, Inc.*	30,500	806,115
OmniVision Technologies, Inc.*	45,300	1,224,912

		4,328,282

Software 0.5%
AVG Technologies*	53,300	1,054,274

Specialty Retail 1.0%
Express, Inc.*	79,800	1,043,784
Haverty Furniture Cos., Inc.	9,000	219,870
Outerwall, Inc.*(a)	10,000	620,800
Tilly’s, Inc. (Class A Stock)*	17,500	240,450

		2,124,904

Textiles, Apparel & Luxury Goods 0.2%
Culp, Inc.	24,000	482,160

Thrifts & Mortgage Finance 4.4%
Berkshire Hills Bancorp, Inc.	31,800	791,820
Dime Community Bancshares, Inc.	56,800	838,368
Federal Agricultural Mortgage Corp. (Class C Stock)	2,300	63,365
First Defiance Financial Corp.	25,100	764,546
Home Loan Servicing Solutions Ltd.	54,800	660,888
Meta Financial Group, Inc.	10,700	358,129
OceanFirst Financial Corp.	42,000	680,400
Oritani Financial Corp.	54,300	766,173
Provident Financial Services, Inc.	59,900	1,039,864
Territorial Bancorp, Inc.	31,900	693,506
TrustCo Bank Corp.	38,900	250,127
Walker & Dunlop, Inc.*	42,600	756,150
Washington Federal, Inc.	20,300	403,158
WSFS Financial Corp.	13,700	1,011,882

		9,078,376

Trading Companies & Distributors 0.9%
Aircastle Ltd.	82,200	1,648,932
Rush Enterprises, Inc. (Class A Stock)*	6,700	187,600

		1,836,532

See Notes to Financial Statements.

Prudential Small Cap Value Fund	17

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Water Utilities 0.3%
Connecticut Water Service, Inc.	1,200	$43,152
SJW Corp.	15,000	506,550

		549,702

Wireless Telecommunication Services 0.7%
Spok Holdings, Inc.	76,700	1,313,104

TOTAL COMMON STOCKS (cost $181,305,495)		203,107,946

EXCHANGE TRADED FUND 0.5%
iShares Russell 2000 Value Index Fund(a) (cost $1,027,675)	10,700	1,041,645

TOTAL LONG-TERM INVESTMENTS (cost $182,333,170)		204,149,591

SHORT-TERM INVESTMENT 8.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $17,906,684; includes $16,737,094 of cash collateral for securities on loan) (Note 3)(b)(c)	17,906,684	17,906,684

TOTAL INVESTMENTS 108.6% (cost $200,239,854; Note 5)		222,056,275
Liabilities in excess of other assets (8.6)%		(17,528,536)

NET ASSETS 100.0%		$204,527,739

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,812,545; cash collateral of $16,737,094 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

18

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Aerospace & Defense	$1,285,515	$—	$—
Air Freight & Logistics	2,459,940	—	—
Airlines	4,978,532	—	—
Auto Components	6,083,472	—	—
Banks	37,923,863	—	—
Capital Markets	5,775,307	—	—
Chemicals	2,743,898	—	—
Commercial Services & Supplies	9,200,002	—	—
Construction & Engineering	2,723,364	—	—
Consumer Finance	3,279,672	—	—
Diversified Consumer Services	1,283,701	—	—
Diversified Financial Services	600,270	—	—
Diversified Telecommunication Services	2,950,866	—	—
Electric Utilities	5,993,047	—	—
Electronic Equipment, Instruments & Components	6,775,604	—	—
Energy Equipment & Services	4,081,138	—	—
Food & Staples Retailing	1,999,204	—	—
Food Products	3,459,640	—	—
Gas Utilities	2,523,932	—	—
Health Care Providers & Services	6,705,766	—	—
Hotels, Restaurants & Leisure	4,019,453	—	—
Household Durables	996,181	—	—
Insurance	15,908,446	—	—
IT Services	4,467,161	—	—
Machinery	6,585,957	—	—
Media	1,800,268	—	—
Metals & Mining	816,853	—	—

See Notes to Financial Statements.

Prudential Small Cap Value Fund	19

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued):
Oil, Gas & Consumable Fuels	$5,924,693	$—	$—
Paper & Forest Products	2,851,145	—	—
Personal Products	341,601	—	—
Professional Services	1,559,363	—	—
Real Estate Investment Trusts (REITs)	22,754,986	—	—
Road & Rail	1,487,772	—	—
Semiconductors & Semiconductor Equipment	4,328,282	—	—
Software	1,054,274	—	—
Specialty Retail	2,124,904	—	—
Textiles, Apparel & Luxury Goods	482,160	—	—
Thrifts & Mortgage Finance	9,078,376	—	—
Trading Companies & Distributors	1,836,532	—	—
Water Utilities	549,702	—	—
Wireless Telecommunication Services	1,313,104	—	—
Exchange Traded Fund	1,041,645	—	—
Affiliated Money Market Mutual Fund	17,906,684	—	—

Total	$222,056,275	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2015 was as follows:

Banks	18.6%
Real Estate Investment Trusts (REITs)	11.1
Affiliated Money Market Mutual Fund (including 8.2% of collateral for securities on loan)	8.8
Insurance	7.8
Commercial Services & Supplies	4.5
Thrifts & Mortgage Finance	4.4
Electronic Equipment, Instruments & Components	3.3
Health Care Providers & Services	3.3
Machinery	3.2
Auto Components	3.0
Electric Utilities	2.9
Oil, Gas & Consumable Fuels	2.9
Capital Markets	2.8
Airlines	2.4
IT Services	2.2
Semiconductors & Semiconductor Equipment	2.1
Energy Equipment & Services	2.0
Hotels, Restaurants & Leisure	2.0
Food Products	1.7
Consumer Finance	1.6
Diversified Telecommunication Services	1.5
Paper & Forest Products	1.4
Chemicals	1.3
Construction & Engineering	1.3%
Gas Utilities	1.2
Air Freight & Logistics	1.2
Specialty Retail	1.0
Food & Staples Retailing	1.0
Trading Companies & Distributors	0.9
Media	0.9
Professional Services	0.8
Road & Rail	0.7
Wireless Telecommunication Services	0.7
Aerospace & Defense	0.6
Diversified Consumer Services	0.6
Software	0.5
Exchange Traded Fund	0.5
Household Durables	0.5
Metals & Mining	0.4
Diversified Financial Services	0.3
Water Utilities	0.3
Textiles, Apparel & Luxury Goods	0.2
Personal Products	0.2

108.6
Liabilities in excess of other assets	(8.6)

100.0%

See Notes to Financial Statements.

20

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • JANUARY 31, 2015

Prudential Small Cap Value Fund

Statement of Assets and Liabilities

as of January 31, 2015 (Unaudited)

Assets
Investments at value, including securities on loan of $15,812,545:
Unaffiliated investments (cost $182,333,170)	$204,149,591
Affiliated investments (cost $17,906,684)	17,906,684
Dividends and interest receivable	413,309
Receivable for Fund shares sold	189,610
Prepaid expenses	1,430

Total assets	222,660,624

Liabilities
Payable to broker for collateral for securities on loan	16,737,094
Payable for Fund shares reacquired	1,049,332
Accrued expenses and other liabilities	156,390
Management fee payable	104,925
Distribution fee payable	72,257
Affiliated transfer agent fee payable	11,955
Deferred trustees’ fees	860
Loan interest payable	72

Total liabilities	18,132,885

Net Assets	$204,527,739

Net assets were comprised of:
Shares of beneficial interest, at par	$12,041
Paid-in capital in excess of par	176,327,798

176,339,839
Undistributed net investment income	154,594
Accumulated net realized gain on investment transactions	6,216,885
Net unrealized appreciation on investments	21,816,421

Net assets, January 31, 2015	$204,527,739

See Notes to Financial Statements.

22

Class A
Net asset value and redemption price per share
($139,730,504 ÷ 8,003,180 shares of beneficial interest issued and outstanding)	$17.46
Maximum sales charge (5.50% of offering price)	1.02

Maximum offering price to public	$18.48

Class B
Net asset value and redemption price per share
($4,361,370 ÷ 284,298 shares of beneficial interest issued and outstanding)	$15.34

Class C
Net asset value and redemption price per share
($36,430,127 ÷ 2,376,578 shares of beneficial interest issued and outstanding)	$15.33

Class Q
Net asset value and redemption price per share
($7,284,160 ÷ 417,694 shares of beneficial interest issued and outstanding)	$17.44

Class R
Net asset value and redemption price per share
($1,239,351 ÷ 70,998 shares of beneficial interest issued and outstanding)	$17.46

Class Z
Net asset value and redemption price per share
($15,482,227 ÷ 887,969 shares of beneficial interest issued and outstanding)	$17.44

See Notes to Financial Statements.

Prudential Small Cap Value Fund	23

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income	$2,833,565
Affiliated income from securities lending, net	33,205
Affiliated dividend income	1,386

Total income	2,868,156

Expenses
Management fee	739,840
Distribution fee—Class A	213,166
Distribution fee—Class B	23,994
Distribution fee—Class C	187,141
Distribution fee—Class R	3,535
Transfer agent’s fees and expenses (including affiliated expense of $32,000)	193,000
Registration fees	50,000
Reports to shareholders	47,000
Custodian’s fees and expenses	44,000
Audit fee	15,000
Legal fees and expenses	12,000
Trustees’ fees	9,000
Insurance fees	1,000
Loan interest expense	241
Miscellaneous	8,150

Total expenses	1,547,067
Less: Management fee waiver	(126,761)
Distribution fee waiver-Class R	(1,178)

Net expenses	1,419,128

Net investment income	1,449,028

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investment transactions	12,042,694
Net change in unrealized appreciation (depreciation) on investments	(7,060,418)

Net gain on investments	4,982,276

Net Increase In Net Assets Resulting From Operations	$6,431,304

See Notes to Financial Statements.

24

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2015	Year Ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,449,028	$1,449,684
Net realized gain on investment transactions	12,042,694	28,169,299
Net change in unrealized appreciation (depreciation) on investments	(7,060,418)	(8,980,606)

Net increase in net assets resulting from operations	6,431,304	20,638,377

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,394,952)	(2,197,814)
Class B	(20,790)	(67,744)
Class C	(172,087)	(438,252)
Class Q	(141,550)	—
Class R	(9,126)	(5,218)
Class X	—	(2,896)
Class Z	(203,017)	(419,627)

	(1,941,522)	(3,131,551)

Distributions from net realized gains
Class A	(14,309,973)	(4,631,732)
Class B	(505,111)	(215,938)
Class C	(4,181,059)	(1,396,955)
Class Q	(1,076,130)	—
Class R	(120,525)	(12,619)
Class X	—	(5,846)
Class Z	(1,585,946)	(754,924)

	(21,778,744)	(7,018,014)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	18,750,816	25,563,932
Net asset value of shares issued in reinvestment of dividends and distributions	22,266,845	9,502,938
Cost of shares reacquired	(24,280,299)	(38,507,241)

Net increase (decrease) in net assets resulting from Fund share transactions	16,737,362	(3,440,371)

Total increase (decrease)	(551,600)	7,048,441

Net Assets
Beginning of period	205,079,339	198,030,898

End of period (a)	$204,527,739	$205,079,339

(a) Includes undistributed net investment income of:	$154,594	$647,088

See Notes to Financial Statements.

Prudential Small Cap Value Fund	25

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”), which was established as a Delaware business trust on July 8, 1999. The Trust consists of three separate funds: Prudential Jennison Conservative Growth Fund, Prudential Jennison Rising Dividend Fund and Prudential Small-Cap Value Fund. These financial statements relate to Prudential Small-Cap Value Fund (the “Fund”). The financial statements of the other funds are not presented herein.

The Fund’s investment objective is above average capital appreciation.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

26

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities not valued using such model prices are valued in accordance with exchange- traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Small Cap Value Fund	27

Notes to Financial Statements

(Unaudited) continued

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Fund securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: Fund securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based on the current exchange rates. Purchases and sales of Fund securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currencies and foreign currency contracts gains and losses realized between the trade and settlement dates of foreign securities, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Fund securities as a result of changes in exchange rates.

28

Master Netting Arrangements: The Fund may be subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. For multi-sleeve Portfolios, different sub-advisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the ASU 2013-01 disclosure. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

Prudential Small Cap Value Fund	29

Notes to Financial Statements

(Unaudited) continued

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions are disclosed by the REITs.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts at the time the related income/gain is recorded.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

30

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services for the Fund and supervises the subadvisor’s performance of such services, PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .70% of the Fund’s average daily net assets. The effective management fee rate before any waivers and/or expense reimbursement was .70% for the six months ended January 31, 2015. The effective management fee rate, net of waivers and/or expense reimbursement, was .58%.

PI has contractually agreed to waive up to 0.15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) exceed 0.94% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R, and Class Z shares of the Fund. The Fund also has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), pursuant to which PAD, along with PIMS serves as co-distributor of the Fund’s Class X shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, and Class R shares, pursuant to plans of distribution (the “Class A, B, C, and R Plans”), regardless of expenses actually incurred by PIMS. The Fund compensates PIMS and PAD for distributing and servicing the Fund’s Class X shares (the “Class X Plan”). The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to Class A, B, C, R and X Plans, the Fund compensates PIMS and PAD for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 0.75% and 1% of the average daily net assets of the Class A, B, C, R and X shares, respectively. PIMS contractually agreed to limit such fees to 0.50% of the average net assets of Class R shares. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Prudential Small Cap Value Fund	31

Notes to Financial Statements

(Unaudited) continued

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the manager are contributed back into the Fund and included in the Financial Highlights as a contribution of capital.

PIMS has advised the Fund that it received $46,997 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2015 that it received $39, $2,211 and $493 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and PAD are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended January 31, 2015, PIM has been compensated approximately $9,900 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as ”Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of securities, other than short-term investments, for the six months ended January 31, 2015, were $72,067,971 and $76,970,728, respectively.

32

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2015 were as follows:

Tax Basis	$200,288,455

Appreciation	30,477,284
Depreciation	(8,709,464)

Net Unrealized Appreciation	21,767,820

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, and Class Z shares. Class A shares are sold with a maximum front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% during the first 12 months. As of April 11, 2014, the last conversion of Class X to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are offered exclusively for sale to a limited group of investors. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other shares of the Fund as presented in the table of transactions in shares of beneficial interest. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Prudential Small Cap Value Fund	33

Notes to Financial Statements

(Unaudited) continued

At January 31, 2015, 602 shares of Class Q and 291 shares of Class R were owned by the Manager and its affiliates.

Transactions in shares of beneficial interest during the six months ended January 31, 2015 were as follows:

Class A	Shares	Amount
Six months ended January 31, 2015:
Shares sold	747,339	$14,179,925
Shares issued in reinvestment of dividends and distributions	840,256	14,847,323
Shares reacquired	(729,470)	(13,987,085)

Net increase (decrease) in shares outstanding before conversion	858,125	15,040,163
Shares issued upon conversion from Class B and Class C	34,571	672,482
Shares reacquired upon conversion into Class Z	(56,049)	(1,092,696)

Net increase (decrease) in shares outstanding	836,647	$14,619,949

Year ended July 31, 2014:
Shares sold	893,838	$16,710,417
Shares issued in reinvestment of dividends and distributions	346,256	6,464,606
Shares reacquired	(1,540,260)	(28,830,432)

Net increase (decrease) in shares outstanding before conversion	(300,166)	(5,655,409)
Shares issued upon conversion from Class B, Class C and Class X	94,381	1,768,533
Shares reacquired upon conversion into Class Z	(43,531)	(834,667)

Net increase (decrease) in shares outstanding	(249,316)	$(4,721,543)

Class B
Six months ended January 31, 2015:
Shares sold	3,934	$64,057
Shares issued in reinvestment of dividends and distributions	31,695	492,547
Shares reacquired	(18,985)	(315,555)

Net increase (decrease) in shares outstanding before conversion	16,644	241,049
Shares reacquired upon conversion into Class A	(37,612)	(651,436)

Net increase (decrease) in shares outstanding	(20,968)	$(410,387)

Year ended July 31, 2014:
Shares sold	62,744	$1,041,073
Shares issued in reinvestment of dividends and distributions	15,877	264,827
Shares reacquired	(59,981)	(998,867)

Net increase (decrease) in shares outstanding before conversion	18,640	307,033
Shares reacquired upon conversion into Class A	(82,366)	(1,380,617)

Net increase (decrease) in shares outstanding	(63,726)	$(1,073,584)

34

Class C	Shares	Amount
Six months ended January 31, 2015:
Shares sold	88,974	$1,444,300
Shares issued in reinvestment of dividends and distributions	248,552	3,860,008
Shares reacquired	(150,935)	(2,530,758)

Net increase (decrease) in shares outstanding before conversion	186,591	2,773,550
Shares reacquired upon conversion into Class A and Class Z	(5,498)	(92,442)

Net increase (decrease) in shares outstanding	181,093	$2,681,108

Year ended July 31, 2014:
Shares sold	128,315	$2,143,733
Shares issued in reinvestment of dividends and distributions	96,897	1,614,306
Shares reacquired	(286,061)	(4,752,767)

Net increase (decrease) in shares outstanding before conversion	(60,849)	(994,728)
Shares reacquired upon conversion into Class A and Class Z	(7,871)	(134,936)

Net increase (decrease) in shares outstanding	(68,720)	$(1,129,664)

Class Q
Period ended January 31, 2015*:
Shares sold	18,270	$350,006
Shares issued in reinvestment of dividends and distributions	69,069	1,217,680
Shares reacquired	(220,431)	(3,964,000)

Net increase (decrease) in shares outstanding before conversion	(133,092)	(2,396,314)
Shares issued upon conversion from Class Z	550,786	10,321,722

Net increase (decrease) in shares outstanding	417,694	$7,925,408

Class R
Six months ended January 31, 2015:
Shares sold	32,135	$618,844
Shares issued in reinvestment of dividends and distributions	7,337	129,651
Shares reacquired	(6,462)	(121,600)

Net increase (decrease) in shares outstanding	33,010	$626,895

Year ended July 31, 2014:
Shares sold	45,611	$874,964
Shares issued in reinvestment of dividends and distributions	955	17,837
Shares reacquired	(10,048)	(192,168)

Net increase (decrease) in shares outstanding	36,518	$700,633

Class X
Period ended April 11, 2014**:
Shares sold	5	$85
Shares issued in reinvestment of dividends and distributions	511	8,672
Shares reacquired	(790)	(13,437)

Net increase (decrease) in shares outstanding before conversion	(274)	(4,680)
Shares reacquired upon conversion into Class A	(19,493)	(329,135)

Net increase (decrease) in shares outstanding	(19,767)	$(333,815)

Prudential Small Cap Value Fund	35

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended January 31, 2015:
Shares sold	108,846	$2,093,684
Shares issued in reinvestment of dividends and distributions	97,485	1,719,636
Shares reacquired	(173,418)	(3,361,301)

Net increase (decrease) in shares outstanding before conversion	32,913	452,019
Shares issued upon conversion from Class A and Class C	59,732	1,164,092
Shares reacquired upon conversion into Class Q	(550,786)	(10,321,722)

Net increase (decrease) in shares outstanding	(458,141)	$(8,705,611)

Year ended July 31, 2014:
Shares sold	255,393	$4,793,660
Shares issued in reinvestment of dividends and distributions	60,767	1,132,690
Shares reacquired	(196,562)	(3,719,570)

Net increase (decrease) in shares outstanding before conversion	119,598	2,206,780
Shares issued upon conversion from Class A and Class C	47,458	910,822

Net increase (decrease) in shares outstanding	167,056	$3,117,602

*	Commencement of offering was September 25, 2014.
**	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did utilize the SCA during the six months ended January 31, 2015. The Fund had an average outstanding balance of $684,889 for nine days at a weighted average interest rate of 1.41%. The maximum loan amount was $1,580,000. At January 31, 2015, the Fund did not have an outstanding loan amount.

36

Note 8: Reorganization

At a meeting held in December 2014, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all assets of each class of shares of Prudential Small-Cap Value Fund into the like shares of Target Small-Cap Value Portfolio, a series of the Target Portfolio Trust, and the assumption of the liabilities of the Fund.

The reorganization is currently pending shareholder approval. The shareholders’ meeting is scheduled to take place in May 2015.

Prudential Small Cap Value Fund	37

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2015(b)		2014(b)	2013(b)	2012(b)	2011(b)	2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.03		$18.05	$13.90	$13.85	$11.53	$9.64
Income (loss) from investment operations:
Net investment income	.14		.15	.33	.19	.04	.02
Net realized and unrealized gain (loss) on investments	.47		1.77	4.14	(.05)	2.28	1.90
Total from investment operations	.61		1.92	4.47	.14	2.32	1.92
Less Dividends and Distributions:
Dividends from net investment income	(.19)		(.30)	(.32)	(.09)	-	(.03)
Distributions from net realized gains on investments	(1.99)		(.64)	-	-	-	-
Total dividends and distributions	(2.18)		(.94)	(.32)	(.09)	-	(.03)
Net asset value, end of period	$17.46		$19.03	$18.05	$13.90	$13.85	$11.53
Total Return(a)	3.06%		10.72%	32.86%	1.11%	20.12%	20.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$139,731		$136,413	$133,854	$100,319	$111,163	$57,017
Average net assets (000)	$140,952		$138,626	$113,107	$102,153	$77,514	$56,445
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	1.24%	(e)	1.24%	1.24%	1.31%	1.63%	1.60%
Expenses before waivers and/or expense reimbursement(d)	1.35%	(e)	1.34%	1.34%	1.46%	1.68%	1.60%
Net investment income	1.47%	(e)	.82%	2.12%	1.38%	.26%	.18%
Portfolio turnover rate	35%	(f)	89%	77%	46%	23%	21%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets.

(e) Annualized.

(f)	Not annualized.

See Notes to Financial Statements.

38

Class B Shares
	Six Months Ended January 31,		Year Ended July 31,
	2015(b)		2014(b)	2013(b)	2012(b)	2011(b)	2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.93		$16.17	$12.48	$12.44	$10.43	$8.75
Income (loss) from investment operations:
Net investment income (loss)	.06		.02	.20	.08	(.05)	(.05)
Net realized and unrealized gain (loss) on investments	.42		1.58	3.73	(.03)	2.06	1.73
Total from investment operations	.48		1.60	3.93	.05	2.01	1.68
Less Dividends and Distributions:
Dividends from net investment income	(.08)		(.20)	(.24)	(.01)	-	-
Distributions from net realized gains on investments	(1.99)		(.64)	-	-	-	-
Total dividends and distributions	(2.07)		(.84)	(.24)	(.01)	-	-
Net asset value, end of period	$15.34		$16.93	$16.17	$12.48	$12.44	$10.43
Total Return(a):	2.66%		9.95%	32.01%	.44%	19.27%	19.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,361		$5,168	$5,965	$6,928	$10,593	$7,511
Average net assets (000)	$4,760		$5,779	$6,161	$8,587	$8,883	$7,782
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	1.94%	(e)	1.94%	1.94%	2.01%	2.33%	2.30%
Expenses before waivers and/or expense reimbursement(d)	2.05%	(e)	2.04%	2.05%	2.16%	2.38%	2.30%
Net investment income (loss)	.76%	(e)	.13%	1.47%	.67%	(.45)%	(.51)%
Portfolio turnover rate	35%	(f)	89%	77%	46%	23%	21%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	39

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2015(b)		2014(b)	2013(b)	2012(b)	2011(b)	2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.92		$16.15	$12.47	$12.44	$10.43	$8.75
Income (loss) from investment operations:
Net investment income (loss)	.07		.02	.20	.08	(.05)	(.05)
Net realized and unrealized gain (loss) on investments	.41		1.59	3.72	(.04)	2.06	1.73
Total from investment operations	.48		1.61	3.92	.04	2.01	1.68
Less Dividends and Distributions:
Dividends from net investment income	(.08)		(.20)	(.24)	(.01)	-	-
Distributions from net realized gains on investments	(1.99)		(.64)	-	-	-	-
Total dividends and distributions	(2.07)		(.84)	(.24)	(.01)	-	-
Net asset value, end of period	$15.33		$16.92	$16.15	$12.47	$12.44	$10.43
Total Return(a):	2.66%		10.02%	31.95%	.36%	19.27%	19.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$36,430		$37,141	$36,576	$31,445	$37,844	$26,452
Average net assets (000)	$37,123		$37,400	$32,947	$33,455	$30,988	$28,298
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	1.94%	(e)	1.94%	1.94%	2.01%	2.33%	2.30%
Expenses before waivers and/or expense reimbursement(d)	2.05%	(e)	2.04%	2.04%	2.16%	2.38%	2.30%
Net investment income (loss)	.77%	(e)	.12%	1.42%	.68%	(.45)%	(.52)%
Portfolio turnover rate	35%	(f)	89%	77%	46%	23%	21%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

40

Class Q Shares
	September 25, 2014(a) through January 31, 2015(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.74
Income (loss) from investment operations:
Net investment income	.13
Net realized and unrealized gain on investments	.82
Total from investment operations	.95
Less Dividends and Distributions:
Dividends from net investment income	(.26)
Distributions from net realized gains on investments	(1.99)
Total dividends and distributions	(2.25)
Net asset value, end of period	$17.44
Total Return(b):	4.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,284
Average net assets (000)	$10,314
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	.88%	(c)
Expenses before waivers and/or expense reimbursement	.88%	(c)
Net investment income	1.98%	(c)
Portfolio turnover rate	35%	(d)

(a) Inception date of Class Q shares.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Not annualized.

(e) Calculations are based on average shares outstanding during the period.

(f) Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	41

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,			April 08, 2011(a) through July 31,
	2015(e)		2014(e)	2013(e)	2012(e)	2011(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.01		$18.02	$13.87	$13.76	$14.32
Income (loss) from investment operations:
Net investment income	.13		.09	.29	.15	.01
Net realized and unrealized gain (loss) on investments	.46		1.80	4.15	.03	(.57)
Total from investment operations	.59		1.89	4.44	.18	(.56)
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.26)	(.29)	(.07)	-
Distributions from net realized gains on investments	(1.99)		(.64)	-	-	-
Total dividends and distributions	(2.14)		(.90)	(.29)	(.07)	-
Net asset value, end of period	$17.46		$19.01	$18.02	$13.87	$13.76
Total Return(b):	2.95%		10.57%	32.66%	1.34%	(3.91)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,239		$722	$26	$21	$284
Average net assets (000)	$935		$362	$26	$113	$298
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement(g)	1.44%	(c)	1.44%	1.44%	1.47%	1.83%	(c)
Expenses before waivers and/or expense reimbursement(g)	1.80%	(c)	1.81%	1.79%	1.87%	2.13%	(c)
Net investment income	1.34%	(c)	.49%	1.88%	1.16%	.23%	(c)
Portfolio turnover rate	35%	(d)	89%	77%	46%	23%	(d)

(a) Inception date of Class R shares.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Not annualized.

(e) Calculations are based on average shares outstanding during the period.

(f) Does not include expenses of the underlying portfolios in which the Fund invests.

(g) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets.

See Notes to Financial Statements.

42

Class X Shares
	Period Ended April 11,		Year Ended July 31,
	2014(d)(f)		2013(d)	2012(d)	2011(d)		2010(d)	2009(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.51		$12.74	$12.70	$10.57		$8.84	$11.26
Income (loss) from investment operations:
Net investment income	.12		.32	.18	.03		.02	.09
Net realized and unrealized gain (loss) on investments	1.35		3.78	(.04)	2.10		1.75	(2.36)
Total from investment operations	1.47		4.10	.14	2.13		1.77	(2.27)
Less Dividends and Distributions:
Dividends from net investment income	(.31)		(.33)	(.10)	-		(.04)	(.16)
Distributions from net realized gains on investments	(.64)		-	-	-		-	(.01)
Total dividends and distributions	(.95)		(.33)	(.10)	-		(.04)	(.17)
Capital Contributions	-		-	- (a)	-	(a)	- (a)	.02
Net asset value, end of period	$17.03		$16.51	$12.74	$12.70		$10.57	$8.84
Total Return(b)	8.92%		32.97%	1.22%	20.15%		20.08%	(19.74)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13		$326	$745	$1,581		$2,424	$3,865
Average net assets (000)	$178		$504	$1,115	$2,144		$3,204	$5,161
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(e)	1.19%	(g)	1.19%	1.26%	1.58%		1.55%	1.60%
Expenses before waivers and/or expense reimbursement(e)	1.28%	(g)	1.32%	1.41%	1.63%		1.55%	1.60%
Net investment income	1.04%	(g)	2.30%	1.44%	.29%		.25%	1.09%
Portfolio turnover rate	89%	(h)	77%	46%	23%		21%	34%

(a) Less than $0.005.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Calculations are based on average shares outstanding during the period.

(e) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets.

(f) As of April 11, 2014, the last conversion of Class X was completed. There are no shares outstanding and Class X shares are no longer being offered for sale.

(g) Annualized.

(h) Calculated as of July 31, 2014.

See Notes to Financial Statements.

Prudential Small Cap Value Fund	43

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,			April 08, 2011(a) through July 31,
	2015(e)		2014(e)	2013(e)	2012(e)	2011(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.04		$18.05	$13.90	$13.85	$14.40
Income (loss) from investment operations:
Net investment income	.16		.21	.37	.22	.03
Net realized and unrealized gain (loss) on investments	.48		1.77	4.14	(.04)	(.58)
Total from investment operations	.64		1.98	4.51	.18	(.55)
Less Dividends and Distributions
Dividends from net investment income	(.25)		(.35)	(.36)	(.13)	-
Distributions from net realized gains on investments	(1.99)		(.64)	-	-	-
Total dividends and distributions	(2.24)		(.99)	(.36)	(.13)	-
Net asset value, end of period	$17.44		$19.04	$18.05	$13.90	$13.85
Total Return(b)	3.22%		11.08%	33.26%	1.44%	(3.82)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,482		$25,635	$21,283	$19,222	$26,799
Average net assets (000)	$18,883		$23,474	$19,111	$21,344	$29,388
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement(g)	.94%	(c)	.94%	.94%	1.01%	1.33%	(c)
Expenses before waivers and/or expense reimbursement(g)	1.05%	(c)	1.05%	1.04%	1.16%	1.38%	(c)
Net investment income	1.69%	(c)	1.11%	2.39%	1.68%	.71%	(c)
Portfolio turnover rate	35%	(d)	89%	77%	46%	23%	(d)

(a) Inception date of Class Z shares.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Annualized.

(d) Not annualized.

(e) Calculations are based on average shares outstanding during the period.

(f) Does not include expenses of the underlying portfolios in which the Fund invests.

(g) Effective April 16, 2011, the Manager of the Fund has contractually agreed to waive up to .15% of its management fee to the extent that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expenses such as taxes, interest and brokerage commissions) exceed .94% of the Fund’s average daily net assets.

See Notes to Financial Statements.

44

Results of Proxy Voting

(Unaudited)

At the special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Investment Portfolios 5, which is comprised of Prudential Jennison Conservative Growth Fund, Prudential Jennison Rising Dividend Fund, and Prudential Small Cap Value Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

To elect twelve Directors:

	SHARES VOTED	% OF VOTED	% OF TOTAL
(a) Ellen S. Alberding;
FOR	17,450,827.058	98.164%	54.357%
WITHHELD	326,550.817	1.836%	1.1017%

(b) Kevin J. Bannon;
FOR	17,460,576.024	98.218%	54.388%
WITHHELD	316,801.851	1.782%	0.986%

(c) Linda W. Bynoe;
FOR	17,473,547.602	98.291%	54.428%
WITHHELD	303,830.273	1.709%	0.946%

(d) Keith F. Hartstein;
FOR	17,467,224.546	98.256%	54.408%
WITHHELD	310,153.329	1.744%	0.966%

(e) Michael S. Hyland;
FOR	17,444,852.912	98.130%	54.339%
WITHHELD	332,524.963	1.870%	1.035%

(f) Stephen P. Munn;
FOR	17,387,502.029	97.807%	54.160%
WITHHELD	389,875.846	2.193%	1.214%

(g) James E. Quinn;
FOR	17,454,455.548	98.184%	54.369%
WITHHELD	322,922.327	1.816%	1.005%

(h) Richard A. Redeker;
FOR	17,380,982.144	97.771%	54.140%
WITHHELD	396,395.731	2.229%	1.234%

(i) Stephen G. Stoneburn;
FOR	17,409,298.118	97.930%	54.228%
WITHHELD	368,079.757	2.070%	1.146%

(j) Stuart S. Parker;
FOR	17,471,158.741	98.278%	54.421%
WITHHELD	306,219.134	1.722%	0.953%

(k) Scott E. Benjamin; and
FOR	17,470,614.077	98.275%	54.419%
WITHHELD	306,763.798	1.725%	0.955%

(l) Grace C. Torres.
FOR	17,468,154.137	98.261%	54.411%
WITHHELD	309,223.738	1.739%	0.963%

Prudential Small Cap Value Fund	45

Results of Proxy Voting

(Unaudited) continued

The special meeting of shareholders of the Prudential Small Cap Value Fund (the “Fund”) held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, January 9, 2015, and February 9, 2015 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on February 9, 2015, insufficient votes were obtained to approve the following proposals:

Proposal 1: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	1,898,753.816	25.675%	17.295%
AGAINST	169,572.474	2.293%	1.545%
ABSTAIN	79,868.150	1.079%	0.727%
BROKER NON-VOTE	5,247,417.606	70.953%	47.798%

TOTAL	7,395,612.046	100.000%	67.365%

Proposal 2: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	1,818,315.693	24.587%	16.563%
AGAINST	233,982.194	3.164%	2.131%
ABSTAIN	95,896.303	1.296%	0.873%
BROKER NON-VOTE	5,247,417.856	70.953%	47.798%

TOTAL	7,395,612.046	100.000%	67.365%

46

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Fund’s investment subadviser responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTORS	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Small Cap Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SMALL CAP VALUE FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PZVAX	PZVBX	PZVCX	PSVQX	PSVRX	PSVZX
CUSIP	74440V708	74440V807	74440V880	74440V781	74440V849	74440V831

MF504E2    0274660-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON

RISING DIVIDEND FUND

SEMIANNUAL REPORT • JANUARY 31, 2015

Objective

Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Jennison Associates is a registered investment advisor. Both are Prudential Financial companies. ©2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

March 16, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Rising Dividend Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Rising Dividend Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Rising Dividend Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/15
	Six Months	Since Inception
Class A	3.99%	7.80% (3/5/14)
Class C	3.68	7.15 (3/5/14)
Class Z	4.13	8.12 (3/5/14)
S&P 500 Index	4.36	9.21
Lipper Equity Income Funds Average	1.92	6.46

Average Annual Total Returns (With Sales Charges) as of 12/31/14
		Since Inception
Class A		N/A (3/5/14)
Class C		N/A (3/5/14)
Class Z		N/A (3/5/14)
S&P 500 Index		N/A
Lipper Equity Income Funds Average		N/A

Source: Prudential Investments LLC and Lipper Inc.

Inception Date: 3/5/14

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

Benchmark Definitions

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices have performed in the United States.

Lipper Equity Income Funds Average

Funds in the Lipper Equity Income Funds Average (Lipper Average) seek relatively high current income and growth of income through investing 65% or more of their portfolios in dividend-paying equity securities. The Lipper Equity Income Funds Average is based on the return of all mutual funds in the Lipper Equity Income Funds category and does not include the effect of any sales charges or taxes payable by an investor.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 1/31/15
Apple, Inc., Technology Hardware, Storage & Peripherals	4.0%
Cisco Systems, Inc., Communications Equipment	3.7
Bristol-Myers Squibb Co., Pharmaceuticals	2.7
Microsoft Corp., Software	2.6
Boeing Co. (The), Aerospace & Defense	2.6

Holdings reflect only long-term investments and are subject to change.

Prudential Jennison Rising Dividend Fund	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 1/31/15
Banks	7.9%
Pharmaceuticals	7.5
Aerospace & Defense	6.8
Oil, Gas & Consumable Fuels	6.0
IT Services	5.4

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2014, at the beginning of the period and held through the six-month period ended January 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Jennison Rising Dividend Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Rising Dividend Fund		Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,039.90	1.24%	$6.38
	Hypothetical	$1,000.00	$1,018.95	1.24%	$6.31

Class C	Actual	$1,000.00	$1,036.80	1.99%	$10.22
	Hypothetical	$1,000.00	$1,015.17	1.99%	$10.11

Class Z	Actual	$1,000.00	$1,041.30	0.99%	$5.09
	Hypothetical	$1,000.00	$1,020.21	0.99%	$5.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2015, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended January 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	4.00%	1.24%
C	4.66	1.99
Z	3.72	0.99

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Rising Dividend Fund	7

Portfolio of Investments

as of January 31, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.4%

COMMON STOCKS

Aerospace & Defense 6.8%
Boeing Co. (The)	1,253	$182,149
Honeywell International, Inc.	1,482	144,880
Lockheed Martin Corp.	794	149,566

		476,595

Air Freight & Logistics 1.3%
FedEx Corp.	542	91,658

Airlines 1.6%
Delta Air Lines, Inc.	2,395	113,307

Banks 7.9%
Bank of America Corp.	7,862	119,109
Citigroup, Inc.	1,294	60,753
JPMorgan Chase & Co.	2,941	159,932
PNC Financial Services Group, Inc. (The)	916	77,439
Wells Fargo & Co.	2,663	138,263

		555,496

Beverages 2.8%
Coca-Cola Co. (The)	2,686	110,583
PepsiCo, Inc.	912	85,527

		196,110

Capital Markets 2.6%
BlackRock, Inc.	200	68,102
Goldman Sachs Group, Inc. (The)	665	114,653

		182,755

Chemicals 1.7%
Air Products & Chemicals, Inc.	598	87,075
Monsanto Co.	290	34,214

		121,289

Communications Equipment 3.7%
Cisco Systems, Inc.	9,803	258,456

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	9

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electric Utilities 2.1%
Edison International	1,179	$80,349
Exelon Corp.	1,930	69,557

		149,906

Food & Staples Retailing 3.7%
Costco Wholesale Corp.	1,044	149,282
CVS Health Corp.	1,151	112,982

		262,264

Food Products 3.0%
Mead Johnson Nutrition Co.	1,441	141,924
Mondelez International, Inc. (Class A Stock)	1,990	70,128

		212,052

Health Care Equipment & Supplies 1.4%
Abbott Laboratories	2,204	98,651

Health Care Providers & Services 1.3%
UnitedHealth Group, Inc.	862	91,587

Hotels, Restaurants & Leisure 2.6%
Starbucks Corp.	1,288	112,739
Starwood Hotels & Resorts Worldwide, Inc.	965	69,451

		182,190

Household Products 1.7%
Procter & Gamble Co. (The)	1,405	118,427

Insurance 2.2%
MetLife, Inc.	1,644	76,446
Travelers Cos., Inc. (The)	759	78,040

		154,486

IT Services 5.4%
Automatic Data Processing, Inc.	1,345	111,003
MasterCard, Inc. (Class A Stock)	1,427	117,057
Xerox Corp.	11,609	152,890

		380,950

Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.	834	104,425

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Media 4.6%
Comcast Corp. (Class A Stock)	2,707	$143,863
Time Warner, Inc.	1,415	110,271
Walt Disney Co. (The)	731	66,492

		320,626

Multi-Utilities 2.8%
Dominion Resources, Inc.	1,215	93,421
Sempra Energy	916	102,519

		195,940

Multiline Retail 1.5%
Target Corp.	1,400	103,054

Oil, Gas & Consumable Fuels 6.0%
Chevron Corp.	527	54,033
ConocoPhillips	783	49,314
EOG Resources, Inc.	476	42,378
Exxon Mobil Corp.	561	49,043
Kinder Morgan, Inc.	3,742	153,609
Targa Resources Corp.	398	34,558
Williams Cos., Inc. (The)	837	36,711

		419,646

Pharmaceuticals 7.5%
AbbVie, Inc.	2,396	144,599
Bristol-Myers Squibb Co.	3,131	188,705
Merck & Co., Inc.	2,573	155,101
Pfizer, Inc.	1,277	39,906

		528,311

Real Estate Investment Trusts (REITs) 1.0%
American Tower Corp.	750	72,712

Road & Rail 3.3%
Canadian Pacific Railway Ltd. (Canada)	708	123,667
Union Pacific Corp.	916	107,364

		231,031

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	11

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Software 5.3%
Intuit, Inc.	937	$81,350
Microsoft Corp.	4,574	184,790
Oracle Corp.	2,483	104,013

		370,153

Specialty Retail 3.3%
GameStop Corp. (Class A Stock)	2,429	85,622
Home Depot, Inc. (The)	1,033	107,866
Lowe’s Cos., Inc.	521	35,303

		228,791

Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	2,410	282,356

Textiles, Apparel & Luxury Goods 1.7%
NIKE, Inc. (Class B Stock)	1,280	118,080

Tobacco 3.3%
Lorillard, Inc.	1,983	130,105
Reynolds American, Inc.	1,555	105,662

		235,767

Wireless Telecommunication Services 1.8%
Vodafone Group PLC (United Kingdom), ADR	3,518	123,587

TOTAL LONG-TERM INVESTMENTS (cost $6,567,923)		6,980,658

SHORT-TERM INVESTMENT 1.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $99,114)(a)	99,114	99,114

TOTAL INVESTMENTS 100.8% (cost $6,667,037; Note 5)		7,079,772
Liabilities in excess of other assets (0.8)%		(59,515)

NET ASSETS 100.0%		$7,020,257

The following abbreviation is used in the portfolio description:

ADR—American Depositary Receipt

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

12

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$476,595	$—	$—
Air Freight & Logistics	91,658	—	—
Airlines	113,307	—	—
Banks	555,496	—	—
Beverages	196,110	—	—
Capital Markets	182,755	—	—
Chemicals	121,289	—	—
Communications Equipment	258,456	—	—
Electric Utilities	149,906	—	—
Food & Staples Retailing	262,264	—	—
Food Products	212,052	—	—
Health Care Equipment & Supplies	98,651	—	—
Health Care Providers & Services	91,587	—	—
Hotels, Restaurants & Leisure	182,190	—	—
Household Products	118,427	—	—
Insurance	154,486	—	—
IT Services	380,950	—	—
Life Sciences Tools & Services	104,425	—	—
Media	320,626	—	—
Multi-Utilities	195,940	—	—
Multiline Retail	103,054	—	—
Oil, Gas & Consumable Fuels	419,646	—	—
Pharmaceuticals	528,311	—	—
Real Estate Investment Trusts (REITs)	72,712	—	—
Road & Rail	231,031	—	—
Software	370,153	—	—

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	13

Portfolio of Investments

as of January 31, 2015 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued):
Specialty Retail	$228,791	$—	$—
Technology Hardware, Storage & Peripherals	282,356	—	—
Textiles, Apparel & Luxury Goods	118,080	—	—
Tobacco	235,767	—	—
Wireless Telecommunication Services	123,587	—	—
Affiliated Money Market Mutual Fund	99,114	—	—

Total	$7,079,772	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2015 was as follows:

Banks	7.9%
Pharmaceuticals	7.5
Aerospace & Defense	6.8
Oil, Gas & Consumable Fuels	6.0
IT Services	5.4
Software	5.3
Media	4.6
Technology Hardware, Storage & Peripherals	4.0
Food & Staples Retailing	3.7
Communications Equipment	3.7
Tobacco	3.3
Road & Rail	3.3
Specialty Retail	3.3
Food Products	3.0
Beverages	2.8
Multi-Utilities	2.8
Capital Markets	2.6
Hotels, Restaurants & Leisure	2.6
Insurance	2.2%
Electric Utilities	2.1
Wireless Telecommunication Services	1.8
Chemicals	1.7
Household Products	1.7
Textiles, Apparel & Luxury Goods	1.7
Airlines	1.6
Life Sciences Tools & Services	1.5
Multiline Retail	1.5
Affiliated Money Market Mutual Fund	1.4
Health Care Equipment & Supplies	1.4
Air Freight & Logistics	1.3
Health Care Providers & Services	1.3
Real Estate Investment Trusts (REITs)	1.0

100.8
Liabilities in excess of other assets	(0.8)

100.0%

See Notes to Financial Statements.

14

Statement of Assets & Liabilities

as of January 31, 2015 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $6,567,923)	$6,980,658
Affiliated investments (cost $99,114)	99,114
Receivable for Fund shares sold	17,536
Dividends receivable	10,693
Due from Manager	9,420
Prepaid expenses	400

Total assets	7,117,821

Liabilities
Accrued expenses and other liabilities	75,910
Payable for investments purchased	21,119
Distribution fee payable	313
Affiliated transfer agent fee payable	222

Total liabilities	97,564

Net Assets	$7,020,257

Net assets were comprised of:
Shares of beneficial interest, at par	$658
Paid-in capital in excess of par	6,701,661

6,702,319
Distributions in excess of net investment income	(5,452)
Accumulated net realized loss on investment transactions	(89,345)
Net unrealized appreciation on investments	412,735

Net assets, January 31, 2015	$7,020,257

Class A
Net assets value and redemption price per share ($872,617 ÷ 81,853 shares of beneficial interest issued and outstanding)	$10.66
Maximum sales charge (5.50% of offering price)	0.62

Maximum offering price to public	$11.28

Class C
Net assets value, offering price and redemption price per share ($165,036 ÷ 15,482 shares of beneficial interest issued and outstanding)	$10.66

Class Z
Net assets value, offering price and redemption price per share ($5,982,604 ÷ 560,796 shares of beneficial interest issued and outstanding)	$10.67

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	15

Statement of Operations

Six Months Ended January 31, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $55)	$68,559
Affiliated dividend income	111

Total income	68,670

Expenses
Management fee	25,223
Distribution fee—Class A	993
Distribution fee—Class C	474
Registration fees	25,000
Custodian’s fees and expenses	22,000
Reports to shareholders	12,000
Audit fee	11,000
Legal fees and expenses	11,000
Trustees’ fees	7,000
Transfer agent’s fees and expenses (including affiliated expense of $500)	3,000
Miscellaneous	4,858

Total expenses	122,548
Less: Management fee waiver	(88,862)
Distribution fee—Class A waiver	(165)

Net expenses	33,521

Net investment income	35,149

Realized and Unrealized Gain on Investments
Net realized loss on investment transactions	(87,750)
Net change in unrealized appreciation (depreciation) on investments	260,904

Net gain on investments	173,154

Net Increase In Net Assets Resulting From Operations	$208,303

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2015	March 5, 2014* Through July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$35,149	$23,467
Net realized gain (loss) on investment transactions	(87,750)	19,240
Net change in unrealized appreciation (depreciation) on investments	260,904	151,831

Net increase in net assets resulting from operations	208,303	194,538

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(4,375)	(603)
Class C	(241)	(9)
Class Z	(42,100)	(17,322)

	(46,716)	(17,934)

Distributions from net realized gains:
Class A	(2,545)	—
Class C	(442)	—
Class Z	(17,848)	—

	(20,835)	—

Fund share transactions (Note 6)
Net proceeds from shares sold	1,356,911	5,524,594
Net asset value of shares issued in reinvestment of dividends	67,126	17,934
Cost of shares reacquired	(260,055)	(3,609)

Net increase in net assets from Fund share transactions	1,163,982	5,538,919

Total increase	1,304,734	5,715,523

Net Assets
Beginning of period	5,715,523	—

End of period(a)	$7,020,257	$5,715,523

(a) Includes undistributed net investment income of:	$—	$6,115

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	17

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 5 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”), which was established as a Delaware business trust on July 8, 1999. The Trust consists of three separate funds: Prudential Jennison Conservative Growth Fund, Prudential Jennison Rising Dividend Fund and Prudential Small-Cap Value Fund. These financial statements relate to Prudential Jennison Rising Dividend Fund (the “Fund”). The Fund commenced operations on March 5, 2014. The financial statements of the other funds are not presented herein.

The Fund’s investment objectives are capital appreciation and income.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Trust and the Fund in the preparation of the financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

18

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices,

Prudential Jennison Rising Dividend Fund	19

Notes to Financial Statements

(Unaudited) continued

indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Fund securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified

20

institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Prudential Jennison Rising Dividend Fund	21

Notes to Financial Statements

(Unaudited) continued

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. For multi-sleeve Funds, different sub-advisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for over-the-counter (“OTC”) derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is

22

recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions are disclosed by the REITs.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends, if any, from net investment income are declared and paid at least quarterly. These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America.

Net realized gains from investment transactions, if any, are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential Jennison Rising Dividend Fund	23

Notes to Financial Statements

(Unaudited) continued

2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services for the Fund and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .775% of the Fund’s average daily net assets. The management fee amount waived exceeded the management fee for the six months ended January 31, 2015.

PI has contractually agreed through November 30, 2015 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) to 0.99% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to Class A and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed through November 30, 2015 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received $14,278 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

24

PIMS has advised the Fund that for the six months ended January 31, 2015, it received $1 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

4. Portfolio Securities

Purchases and sales of securities, other than short-term investments, for the six months ended January 31, 2015, were $2,389,865 and $1,198,166, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2015 were as follows:

Tax Basis	$6,668,560

Appreciation	522,001
Depreciation	(110,789)

Net Unrealized Appreciation	$411,212

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions and concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

Prudential Jennison Rising Dividend Fund	25

Notes to Financial Statements

(Unaudited) continued

6. Capital

The Fund offers Class A, Class C, and Class Z shares. Class A shares are sold with a maximum front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% for shares redeemed within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

There is an unlimited number of shares of beneficial interest at $.001 par value per share.

At January 31, 2015, PI owned 1,011, 1,005 and 507,670 Class A, C and Z shares of the Fund, respectively.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2015:
Shares sold	59,013	$640,473
Shares issued in reinvestment of dividends and distributions	591	6,510
Shares reacquired	(14,837)	(156,367)

Net increase (decrease) in shares outstanding	44,767	$490,616

Period* ended July 31, 2014:
Shares sold	37,087	$378,894
Shares issued in reinvestment of dividends and distributions	57	603
Shares reacquired	(58)	(577)

Net increase (decrease) in shares outstanding	37,086	$378,920

26

Class C	Shares	Amount
Six months ended January 31, 2015:
Shares sold	12,557	$134,438
Shares issued in reinvestment of dividends and distributions	60	668
Shares reacquired	(332)	(3,598)

Net increase (decrease) in shares outstanding	12,285	$131,508

Period* ended July 31, 2014:
Shares sold	3,482	$35,700
Shares issued in reinvestment of dividends and distributions	1	9
Shares reacquired	(286)	(3,032)

Net increase (decrease) in shares outstanding	3,197	$32,677

Class Z
Six months ended January 31, 2015:
Shares sold	52,143	$582,000
Shares issued in reinvestment of dividends and distributions	5,451	59,948
Shares reacquired	(8,952)	(100,090)

Net increase (decrease) in shares outstanding	48,642	$541,858

Period* ended July 31, 2014:
Shares sold	510,503	$5,110,000
Shares issued in reinvestment of dividends and distributions	1,651	17,322

Net increase (decrease) in shares outstanding	512,154	$5,127,322

*	Commenced operations March 5, 2014.

7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended January 31, 2015.

Prudential Jennison Rising Dividend Fund	27

Notes to Financial Statements

(Unaudited) continued

8. Dividends to Shareholders

Subsequent to January 31, 2015, the Fund declared ordinary income dividends on March 18, 2015 to shareholders of record on March 19, 2015. The ex-dividend date was March 20, 2015. The per share amounts declared were as follows:

Ordinary Income
Class A	$0.0219
Class C	0.0048
Class Z	0.0275

28

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended January 31, 2015(c)		March 5, 2014(b) through July 31, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.34		$10.00
Income (loss) from investment operations:
Net investment income	.05		.04
Net realized and unrealized gain on investments	.36		.33
Total from investment operations	.41		.37
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.03)
Distributions from net realized gains	(.03)		-
Total dividends and distributions	(.09)		(.03)
Net Asset Value, end of period	$10.66		$10.34
Total Return(a):	3.99%		3.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$873		$383
Average net assets (000)	$656		$192
Ratios to average net assets(d):
Expenses After Waivers and/or Expense Reimbursement	1.24%	(e)	1.24%	(e)
Expenses Before Waivers and/or Expense Reimbursement	4.00%	(e)	8.18%	(e)
Net investment income	.86%	(e)	.85%	(e)
Portfolio turnover rate	19%	(f)	9%	(f)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	29

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended January 31, 2015(c)		March 5, 2014(b) through July 31, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.33		$10.00
Income (loss) from investment operations:
Net investment income	-	(g)	-	(g)
Net realized and unrealized gain on investments	.38		.33
Total from investment operations	.38		.33
Less Dividends and Distributions:
Dividends from net investment income	(.02)		-	(g)
Distributions from net realized gains	(.03)		-
Total dividends and distributions	(.05)		-	(g)
Net Asset Value, end of period	$10.66		$10.33
Total Return(a):	3.68%		3.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$165		$33
Average net assets (000)	$94		$16
Ratios to average net assets(d):
Expenses After Waivers and/or Expense Reimbursement	1.99%	(e)	1.99%	(e)
Expenses Before Waivers and/or Expense Reimbursement	4.66%	(e)	8.95%	(e)
Net investment income	.09%	(e)	.08%	(e)
Portfolio turnover rate	19%	(f)	9%	(f)

(a) Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) Less than $.005.

See Notes to Financial Statements.

30

Class Z Shares
	Six Months Ended January 31, 2015(c)		March 5, 2014(b) through July 31, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.35		$10.00
Income (loss) from investment operations:
Net investment income	.06		.05
Net realized and unrealized gain on investments	.37		.33
Total from investment operations	.43		.38
Less Dividends and Distributions:
Dividends from net investment income	(.08)		(.03)
Distributions from net realized gains	(.03)		-
Total dividends and distributions	(.11)		(.03)
Net Asset Value, end of period	$10.67		$10.35
Total Return(a):	4.13%		3.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,983		$5,299
Average net assets (000)	$5,706		$5,133
Ratios to average net assets(d):
Expenses After Waivers and/or Expense Reimbursement	.99%	(e)	.99%	(e)
Expenses Before Waivers and/or Expense Reimbursement	3.72%	(e)	8.04%	(e)
Net investment income	1.12%	(e)	1.09%	(e)
Portfolio turnover rate	19%	(f)	9%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based on the average shares outstanding during the period.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	31

Results of Proxy Voting

(Unaudited)

At the special meeting of shareholders held on November 26, 2014, shareholders of the Prudential Investment Portfolios 5, which is comprised of Prudential Jennison Conservative Growth Fund, Prudential Jennison Rising Dividend Fund, and Prudential Small Cap Value Fund (collectively, the “Funds”), approved the following proposal. Shareholders of all Funds voted together on the proposal:

To elect twelve Directors:

	SHARES VOTED	% OF VOTED	% OF TOTAL
(a) Ellen S. Alberding;
FOR	17,450,827.058	98.164%	54.357%
WITHHELD	326,550.817	1.836%	1.1017%

(b) Kevin J. Bannon;
FOR	17,460,576.024	98.218%	54.388%
WITHHELD	316,801.851	1.782%	0.986%

(c) Linda W. Bynoe;
FOR	17,473,547.602	98.291%	54.428%
WITHHELD	303,830.273	1.709%	0.946%

(d) Keith F. Hartstein;
FOR	17,467,224.546	98.256%	54.408%
WITHHELD	310,153.329	1.744%	0.966%

(e) Michael S. Hyland;
FOR	17,444,852.912	98.130%	54.339%
WITHHELD	332,524.963	1.870%	1.035%

(f) Stephen P. Munn;
FOR	17,387,502.029	97.807%	54.160%
WITHHELD	389,875.846	2.193%	1.214%

(g) James E. Quinn;
FOR	17,454,455.548	98.184%	54.369%
WITHHELD	322,922.327	1.816%	1.005%

(h) Richard A. Redeker;
FOR	17,380,982.144	97.771%	54.140%
WITHHELD	396,395.731	2.229%	1.234%

(i) Stephen G. Stoneburn;
FOR	17,409,298.118	97.930%	54.228%
WITHHELD	368,079.757	2.070%	1.146%

(j) Stuart S. Parker;
FOR	17,471,158.741	98.278%	54.421%
WITHHELD	306,219.134	1.722%	0.953%

(k) Scott E. Benjamin; and
FOR	17,470,614.077	98.275%	54.419%
WITHHELD	306,763.798	1.725%	0.955%

(l) Grace C. Torres.
FOR	17,468,154.137	98.261%	54.411%
WITHHELD	309,223.738	1.739%	0.963%

32

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Rising Dividend Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON RISING DIVIDEND FUND

SHARE CLASS	A	C	Z
NASDAQ	PJDAX	PJDCX	PJDZX
CUSIP	74440V823	74440V815	74440V799

MF220E2    0274570-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 20, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	March 20, 2015